Schedule of Investments (unaudited) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	2,130,435	$77,164,356
Aerojet Rocketdyne Holdings Inc.(a)(b)	4,614,253	243,863,271
Aerovironment Inc.(a)(b)(c)	1,408,263	122,378,055
Cubic Corp.(a)(c)	2,023,954	125,566,106
Kaman Corp.(a)	1,776,936	101,516,354
Moog Inc., Class A(a)	1,884,801	149,464,719
National Presto Industries Inc.	335,389	29,658,449
Park Aerospace Corp.(a)	1,211,337	16,244,029
Triumph Group Inc.(a)	3,173,295	39,856,585

		905,711,924

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,678,331	91,536,173
Echo Global Logistics Inc.(a)(b)(c)	1,708,317	45,817,062
Forward Air Corp.(a)	1,766,117	135,708,430
Hub Group Inc., Class A(a)(b)	2,150,415	122,573,655

		395,635,320

Airlines — 0.6%
Allegiant Travel Co.(a)	841,781	159,298,636
Hawaiian Holdings Inc.(a)	2,960,355	52,398,284
SkyWest Inc.(a)	3,219,161	129,764,380

		341,461,300

Auto Components — 1.6%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	7,272,470	60,652,400
Cooper Tire & Rubber Co.(a)	3,234,179	130,984,250
Cooper-Standard Holdings Inc.(a)(b)(c)	1,091,406	37,839,046
Dorman Products Inc.(a)(b)(c)	1,844,901	160,174,305
Gentherm Inc.(a)(b)(c)	2,098,811	136,884,453
LCI Industries(a)	1,614,958	209,427,753
Motorcar Parts of America Inc.(a)(b)(c)	1,229,152	24,115,962
Patrick Industries Inc.(a)	1,409,966	96,371,176
Standard Motor Products Inc.(a)	1,296,987	52,476,094

		908,925,439

Automobiles — 0.2%
Winnebago Industries Inc.(a)(c)	2,167,099	129,895,914

Banks — 8.4%
Allegiance Bancshares Inc.(a)	1,214,221	41,441,363
Ameris Bancorp.(a)	4,410,125	167,893,459
Banc of California Inc.(a)	2,860,804	42,082,427
BancFirst Corp.	1,196,024	70,206,609
BankUnited Inc.(a)	5,711,943	198,661,378
Banner Corp.(a)	2,091,063	97,422,625
Berkshire Hills Bancorp. Inc.(a)	3,001,574	51,386,947
Boston Private Financial Holdings Inc.(a)	5,078,272	42,911,398
Brookline Bancorp. Inc.(a)	4,873,841	58,681,046
Cadence BanCorp.(a)	7,728,081	126,895,090
Central Pacific Financial Corp.(a)	1,523,752	28,966,526
City Holding Co.(a)	987,350	68,670,193
Columbia Banking System Inc.(a)	4,490,037	161,192,328
Community Bank System Inc.(a)	3,313,868	206,487,115
Customers Bancorp. Inc.(a)(b)(c)	1,866,584	33,934,497
CVB Financial Corp.(a)	8,161,833	159,155,744
Dime Community Bancshares Inc.(a)	1,836,536	28,962,173
Eagle Bancorp. Inc.(a)	2,045,248	84,468,742
FB Financial Corp.	2,016,382	70,028,947
First BanCorp./Puerto Rico(a)	13,407,133	123,613,766
First Bancorp./Southern Pines NC(a)	1,765,492	59,726,594
First Commonwealth Financial Corp.(a)	5,918,082	64,743,817

Security	Shares	Value

Banks (continued)
First Financial Bancorp.(a)	6,011,691	$105,384,943
First Hawaiian Inc.(a)	8,396,985	198,000,906
First Midwest Bancorp. Inc.(a)	7,012,683	111,641,913
Great Western Bancorp. Inc.(a)(c)	3,371,320	70,460,588
Hanmi Financial Corp.(a)	1,828,580	20,736,097
Heritage Financial Corp./WA(a)	2,184,363	51,092,251
Hope Bancorp Inc.(a)	7,794,974	85,043,166
Independent Bank Corp.(a)	2,063,226	150,698,027
Independent Bank Group Inc.(a)	2,360,159	147,557,141
National Bank Holdings Corp., Class A(a)	1,946,651	63,772,287
NBT Bancorp. Inc.(a)	2,767,548	88,838,291
OFG Bancorp.(a)	3,171,997	58,808,824
Old National Bancorp./IN(a)	10,185,501	168,671,897
Pacific Premier Bancorp. Inc.(a)	6,045,565	189,407,551
Park National Corp.(a)	912,705	95,843,152
Preferred Bank/Los Angeles CA(a)	870,925	43,955,585
Renasant Corp.(a)	3,536,652	119,114,439
S&T Bancorp. Inc.(a)	2,429,326	60,344,458
Seacoast Banking Corp. of Florida(a)(b)(c)	3,433,721	101,123,083
ServisFirst Bancshares Inc.(a)	3,011,531	121,334,584
Simmons First National Corp., Class A(a)	6,699,694	144,646,394
Southside Bancshares Inc.(a)	2,013,193	62,469,379
Tompkins Financial Corp.(a)	776,499	54,820,829
Triumph Bancorp. Inc.(a)(b)(c)	1,451,975	70,493,386
United Community Banks Inc./GA(a)	5,308,110	150,962,648
Veritex Holdings Inc.(a)	3,182,121	81,653,225
Westamerica Bancorp.(a)	1,679,446	92,856,569

		4,697,264,397

Beverages — 0.3%
Coca-Cola Consolidated Inc.(c)	298,469	79,473,341
MGP Ingredients Inc.(a)(c)	852,457	40,116,626
National Beverage Corp.(c)	748,472	63,545,273

		183,135,240

Biotechnology — 1.3%
Anika Therapeutics Inc.(a)(b)(c)	917,806	41,539,900
Coherus Biosciences Inc.(a)(b)(c)	4,070,640	70,747,723
Cytokinetics Inc.(a)(b)(c)	4,544,236	94,429,224
Eagle Pharmaceuticals Inc./DE(a)(b)(c)	744,544	34,673,414
Enanta Pharmaceuticals Inc.(a)(b)(c)	1,147,330	48,302,593
Myriad Genetics Inc.(a)(b)(c)	4,828,712	95,487,780
REGENXBIO Inc.(a)(b)(c)	1,921,358	87,152,799
Spectrum Pharmaceuticals Inc.(a)(b)(c)	9,415,755	32,107,724
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,530,880	46,395,763
Xencor Inc.(a)(b)(c)	3,688,795	160,942,126

		711,779,046

Building Products — 2.0%
AAON Inc.(a)(c)	2,616,189	174,316,673
American Woodmark Corp.(a)(b)(c)	1,090,994	102,389,787
Apogee Enterprises Inc.(a)	1,694,079	53,668,423
Gibraltar Industries Inc.(a)(b)(c)	2,088,022	150,212,302
Griffon Corp.(a)	2,882,726	58,749,956
Insteel Industries Inc.(a)(c)	1,244,497	27,714,948
PGT Innovations Inc.(a)(b)(c)	3,785,605	76,999,206
Quanex Building Products Corp.(a)(c)	2,106,170	46,693,789
Resideo Technologies Inc.(a)(b)	9,020,203	191,769,516
UFP Industries Inc.(a)	3,950,791	219,466,440

		1,101,981,040

Capital Markets — 1.0%
Blucora Inc.(a)(b)	3,103,611	49,378,451

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
BrightSphere Investment Group Inc.(c)	3,853,816	$74,301,573
Donnelley Financial Solutions Inc.(a)(b)	1,907,068	32,362,944
Greenhill & Co. Inc.	918,790	11,154,111
Piper Sandler Cos.	883,833	89,178,750
StoneX Group Inc.(a)(b)	1,073,828	62,174,641
Virtus Investment Partners Inc.(a)	459,460	99,702,820
Waddell & Reed Financial Inc., Class A(a)	4,013,352	102,220,075
WisdomTree Investments Inc.	7,164,189	38,328,411

		558,801,776

Chemicals — 3.0%
AdvanSix Inc.(a)(b)(c)	1,810,822	36,198,332
American Vanguard Corp.(a)	1,715,561	26,625,507
Balchem Corp.(a)	2,077,031	239,315,512
Ferro Corp.(a)(b)(c)	5,283,319	77,294,957
FutureFuel Corp.	1,667,137	21,172,640
GCP Applied Technologies Inc.(b)	3,095,749	73,214,464
Hawkins Inc.(a)	613,132	32,072,935
HB Fuller Co.(a)	3,321,619	172,325,594
Innospec Inc.(a)	1,578,106	143,181,557
Koppers Holdings Inc.(a)(b)	1,359,560	42,363,889
Kraton Corp.(a)(b)(c)	2,046,300	56,866,677
Livent Corp.(a)(b)(c)	9,393,106	176,966,117
Quaker Chemical Corp.(c)	847,194	214,670,487
Rayonier Advanced Materials Inc.(a)(b)	4,092,963	26,686,119
Stepan Co.(a)	1,369,957	163,463,269
Tredegar Corp.	1,667,120	27,840,904
Trinseo SA(a)	2,459,609	125,956,577

		1,656,215,537

Commercial Services & Supplies — 1.8%
ABM Industries Inc.(a)	4,281,495	162,011,771
Brady Corp., Class A, NVS	3,112,321	164,392,795
Deluxe Corp.(a)	2,689,717	78,539,736
Harsco Corp.(a)(b)(c)	5,066,661	91,098,565
Interface Inc.(a)	3,782,890	39,720,345
Matthews International Corp., Class A(a)	2,041,160	60,010,104
Pitney Bowes Inc.(a)	10,693,304	65,870,753
Team Inc.(a)(b)(c)	1,978,828	21,569,225
U.S. Ecology Inc.(a)	2,023,185	73,502,311
UniFirst Corp./MA(a)(c)	977,811	206,992,810
Viad Corp.(a)	1,318,133	47,676,871

		1,011,385,286

Communications Equipment — 1.1%
ADTRAN Inc.(a)	3,078,929	45,475,781
Applied Optoelectronics Inc.(a)(b)(c)	1,357,116	11,549,057
CalAmp Corp.(a)(b)(c)	2,248,408	22,304,207
Comtech Telecommunications Corp.(a)	1,605,707	33,222,078
Digi International Inc.(a)(b)(c)	1,877,432	35,483,465
Extreme Networks Inc.(b)	5,838,562	40,227,692
Harmonic Inc.(a)(b)(c)	6,294,543	46,516,673
NETGEAR Inc.(a)(b)(c)	1,944,192	78,992,521
Plantronics Inc.(a)	2,409,839	65,137,948
Viavi Solutions Inc.(a)(b)(c)	14,702,167	220,164,951

		599,074,373

Construction & Engineering — 0.9%
Aegion Corp.(a)(b)(c)	1,988,213	37,756,165
Arcosa Inc.(a)	3,098,905	170,222,852
Comfort Systems USA Inc.(a)	2,336,662	123,048,621
Granite Construction Inc.(a)	3,000,931	80,154,867
Matrix Service Co.(a)(b)(c)	1,709,568	18,839,439

Security	Shares	Value

Construction & Engineering (continued)
MYR Group Inc.(a)(b)(c)	1,073,926	$64,542,952

		494,564,896

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	1,023,430	40,906,497

Consumer Finance — 0.9%
Encore Capital Group Inc.(a)(b)(c)	2,012,450	78,384,927
Enova International Inc.(a)(b)(c)	2,295,627	56,862,681
EZCORP Inc., Class A, NVS(b)(c)	3,366,234	16,124,261
Green Dot Corp., Class A(a)(b)(c)	3,341,341	186,446,828
PRA Group Inc.(a)(b)(c)	2,926,394	116,060,786
World Acceptance Corp.(b)(c)	255,936	26,161,778

		480,041,261

Containers & Packaging — 0.1%
Myers Industries Inc.(a)	2,312,464	48,053,002

Distributors — 0.1%
Core-Mark Holding Co. Inc.(a)	2,884,126	84,706,781

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)(b)(c)	955,853	29,134,400
Perdoceo Education Corp.(a)(b)(c)	4,466,656	56,413,865
Regis Corp.(b)(c)	1,565,100	14,383,269

		99,931,534

Diversified Telecommunication Services — 1.3%
ATN International Inc.	704,291	29,411,192
Cincinnati Bell Inc.(a)(b)(c)	3,055,014	46,680,614
Cogent Communications Holdings Inc.(a)	2,699,954	161,646,246
Consolidated Communications Holdings Inc.(a)(b)	4,719,913	23,080,374
Iridium Communications Inc.(a)(b)(c)	7,531,415	296,172,895
Vonage Holdings Corp.(b)(c)	11,540,931	148,589,487

		705,580,808

Electrical Equipment — 0.5%
AZZ Inc.(a)	1,674,157	79,422,008
Encore Wire Corp.(a)	1,324,626	80,232,597
Powell Industries Inc.	570,463	16,822,954
Vicor Corp.(b)(c)	1,355,746	125,026,896

		301,504,455

Electronic Equipment, Instruments & Components — 3.8%
Arlo Technologies Inc.(a)(b)(c)	5,074,424	39,529,763
Badger Meter Inc.(a)	1,869,399	175,835,670
Bel Fuse Inc., Class B, NVS	661,064	9,935,792
Benchmark Electronics Inc.(a)(c)	2,341,822	63,252,612
CTS Corp.(a)(c)	2,071,723	71,122,251
Daktronics Inc.(a)	2,367,316	11,079,039
ePlus Inc.(a)(b)(c)	869,264	76,451,769
Fabrinet(a)(b)(c)	2,371,528	184,006,857
FARO Technologies Inc.(a)(b)(c)	1,145,077	80,876,788
Insight Enterprises Inc.(a)(b)(c)	2,253,386	171,460,141
Itron Inc.(a)(b)(c)	2,593,602	248,726,432
Knowles Corp.(a)(b)(c)	5,885,762	108,474,594
Methode Electronics Inc.(a)	2,409,533	92,236,923
MTS Systems Corp.(a)	1,237,634	71,980,793
OSI Systems Inc.(a)(b)(c)	1,070,061	99,751,086
PC Connection Inc.	708,921	33,524,874
Plexus Corp.(a)(b)(c)	1,850,512	144,728,544
Rogers Corp.(a)(b)(c)	1,199,052	186,200,785
Sanmina Corp.(a)(b)(c)	4,177,444	133,218,689
ScanSource Inc.(a)(b)(c)	1,628,502	42,959,883

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TTM Technologies Inc.(a)(b)(c)	6,373,464	$87,921,936

		2,133,275,221

Energy Equipment & Services — 1.3%
Archrock Inc.(a)	8,247,701	71,425,091
Bristow Group Inc.(a)(b)(c)	1,487,883	39,161,080
Core Laboratories NV(a)(c)	2,856,717	75,731,568
DMC Global Inc.(a)(c)	954,133	41,266,252
Dril-Quip Inc.(a)(b)(c)	2,253,258	66,741,502
Exterran Corp.(b)	1,605,794	7,097,609
Helix Energy Solutions Group Inc.(a)(b)(c)	9,113,330	38,275,986
Helmerich & Payne Inc.(a)	6,908,404	159,998,637
Nabors Industries Ltd.(a)	397,199	23,128,898
Oceaneering International Inc.(a)(b)(c)	6,375,693	50,686,759
Oil States International Inc.(a)(b)(c)	3,943,233	19,795,030
Patterson-UTI Energy Inc.(a)	12,037,681	63,318,202
ProPetro Holding Corp.(a)(b)(c)	5,215,128	38,539,796
RPC Inc.(b)	3,752,529	11,820,466
U.S. Silica Holdings Inc.(a)	4,774,086	33,514,084

		740,500,960

Entertainment — 0.2%
Glu Mobile Inc.(a)(b)(c)	9,496,820	85,566,348
Marcus Corp. (The)(a)	1,494,495	20,145,793

		105,712,141

Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust(a)	5,494,654	77,969,140
Agree Realty Corp.(a)	3,554,995	236,691,567
Alexander & Baldwin Inc.(a)	4,645,339	79,806,924
American Assets Trust Inc.(a)(c)	3,212,392	92,773,881
Armada Hoffler Properties Inc.(a)	3,742,772	41,993,902
Brandywine Realty Trust(a)	10,951,310	130,430,102
CareTrust REIT Inc.(a)	6,134,464	136,062,412
Centerspace(a)	833,094	58,849,760
Chatham Lodging Trust(a)	3,033,969	32,766,865
Community Healthcare Trust Inc.(a)	1,414,036	66,615,236
CoreCivic Inc.(a)	7,680,890	50,309,829
DiamondRock Hospitality Co.(a)	12,807,743	105,663,880
Diversified Healthcare Trust(a)	15,297,548	63,025,898
Easterly Government Properties Inc.(a)	5,127,692	116,142,224
Essential Properties Realty Trust Inc.	4,910,136	104,094,883
Four Corners Property Trust Inc.(a)	4,715,420	140,378,053
Franklin Street Properties Corp.(a)	6,240,917	27,272,807
GEO Group Inc. (The)(a)	7,356,293	65,176,756
Getty Realty Corp.(a)	2,308,550	63,577,467
Global Net Lease Inc.(a)	5,745,081	98,470,688
Hersha Hospitality Trust(a)	2,355,818	18,587,404
Independence Realty Trust Inc.(a)	6,096,546	81,876,613
Industrial Logistics Properties Trust(a)	4,195,851	97,721,370
Innovative Industrial Properties Inc.(a)	1,423,659	260,714,673
iStar Inc.(a)(c)	4,749,561	70,530,981
Kite Realty Group Trust(a)	5,203,009	77,837,015
Lexington Realty Trust(a)	17,781,258	188,836,960
LTC Properties Inc.(a)	2,519,449	98,031,761
Mack-Cali Realty Corp.(a)	5,532,797	68,938,651
National Storage Affiliates Trust(a)	3,998,441	144,063,829
NexPoint Residential Trust Inc.(a)	1,351,111	57,165,506
Office Properties Income Trust(a)	3,171,834	72,064,068
Retail Opportunity Investments Corp.(a)	7,576,282	101,446,416
Retail Properties of America Inc., Class A(a)	13,755,718	117,748,946
RPT Realty(a)	5,198,036	44,963,011

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold Inc.(c)	920,228	$66,707,328
Saul Centers Inc.	826,311	26,177,532
SITE Centers Corp.	9,273,175	93,844,531
Summit Hotel Properties Inc.(a)	6,786,088	61,142,653
Tanger Factory Outlet Centers Inc.(a)(c)	5,999,961	59,759,612
Uniti Group Inc.(a)	14,943,212	175,283,877
Universal Health Realty Income Trust(a)	822,243	52,845,558
Urstadt Biddle Properties Inc., Class A(a)	1,938,077	27,385,028
Washington REIT(a)	5,288,543	114,391,185
Whitestone REIT(a)	2,571,969	20,498,593
Xenia Hotels & Resorts Inc.(a)	7,301,900	110,988,880

		4,097,624,255

Food & Staples Retailing — 0.6%
Andersons Inc. (The)(a)	1,969,072	48,261,955
Chefs’ Warehouse Inc. (The)(a)(b)(c)	2,085,472	53,575,775
PriceSmart Inc.	1,496,592	136,324,565
SpartanNash Co.(a)	2,315,392	40,310,975
United Natural Foods Inc.(a)(b)(c)	3,598,471	57,467,582

		335,940,852

Food Products — 1.3%
B&G Foods Inc.(a)(c)	4,125,254	114,393,294
Calavo Growers Inc.(a)	1,066,763	74,065,355
Cal-Maine Foods Inc.(a)(b)(c)	2,399,654	90,083,011
Fresh Del Monte Produce Inc.(c)	1,946,299	46,847,417
J&J Snack Foods Corp.(a)	961,371	149,368,212
John B Sanfilippo & Son Inc.(a)	566,390	44,665,516
Seneca Foods Corp., Class A(a)(b)(c)	434,406	17,332,799
Simply Good Foods Co. (The)(a)(b)(c)	5,410,458	169,671,963

		706,427,567

Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,121,054	121,309,253
Northwest Natural Holding Co.(a)	1,962,640	90,261,814
South Jersey Industries Inc.(a)	6,458,199	139,174,188

		350,745,255

Health Care Equipment & Supplies — 3.0%
AngioDynamics Inc.(a)(b)(c)	2,446,726	37,508,310
Cardiovascular Systems Inc.(a)(b)(c)	2,576,159	112,732,718
CONMED Corp.(a)(c)	1,836,327	205,668,624
CryoLife Inc.(a)(b)(c)	2,494,731	58,900,599
Cutera Inc.(a)(b)(c)	1,136,686	27,405,499
Glaukos Corp.(a)(b)(c)	2,886,625	217,247,397
Heska Corp.(a)(b)(c)	570,624	83,111,386
Inogen Inc.(a)(b)(c)	1,176,320	52,557,978
Integer Holdings Corp.(a)(b)(c)	2,110,689	171,366,840
Invacare Corp.(a)	2,223,360	19,899,072
Lantheus Holdings Inc.(a)(b)(c)	4,293,309	57,916,738
LeMaitre Vascular Inc.(a)	1,084,794	43,934,157
Meridian Bioscience Inc.(a)(b)	2,769,483	51,761,637
Merit Medical Systems Inc.(a)(b)(c)	3,138,343	174,209,420
Mesa Laboratories Inc.(a)(c)	312,233	89,498,467
Natus Medical Inc.(a)(b)	2,174,428	43,575,537
OraSure Technologies Inc.(a)(b)(c)	4,622,961	48,934,042
Orthofix Medical Inc.(a)(b)(c)	1,241,320	53,351,934
Surmodics Inc.(a)(b)(c)	881,480	38,362,010
Tactile Systems Technology Inc.(a)(b)(c)	1,247,141	56,046,516
Varex Imaging Corp.(a)(b)(c)	2,523,662	42,094,682
Zynex Inc.(b)(c)	1,255,809	16,903,189

		1,702,986,752

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 4.1%
Addus HomeCare Corp.(a)(b)(c)	964,248	$112,903,798
AMN Healthcare Services Inc.(a)(b)(c)	3,019,528	206,082,786
BioTelemetry Inc.(a)(b)(c)	2,199,668	158,552,070
Community Health Systems Inc.(a)(b)(c)	7,219,238	53,638,938
CorVel Corp.(b)(c)	586,044	62,120,664
Covetrus Inc.(b)(c)	6,362,981	182,872,074
Cross Country Healthcare Inc.(a)(b)(c)	2,257,313	20,022,366
Ensign Group Inc. (The)(a)	3,273,561	238,708,068
Fulgent Genetics Inc.(b)(c)	841,573	43,845,953
Hanger Inc.(a)(b)(c)	2,446,706	53,803,065
Magellan Health Inc.(a)(b)	1,463,216	121,212,813
MEDNAX Inc.(a)(b)(c)	5,495,653	134,863,325
Owens & Minor Inc.(a)(c)	4,719,694	127,667,723
Pennant Group Inc. (The)(a)(b)(c)	1,628,887	94,573,179
Providence Service Corp. (The)(a)(b)(c)	792,284	109,834,331
R1 RCM Inc.(a)(b)(c)	7,490,059	179,911,217
RadNet Inc.(b)(c)	2,484,582	48,623,270
Select Medical Holdings Corp.(a)(b)(c)	6,921,782	191,456,490
Tivity Health Inc.(b)(c)	2,415,924	47,327,951
U.S. Physical Therapy Inc.(a)(c)	825,030	99,209,858

		2,287,229,939

Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.(a)(b)(c)	10,142,934	146,463,967
Computer Programs & Systems Inc.(a)(c)	815,842	21,897,199
HealthStream Inc.(a)(b)(c)	1,627,054	35,534,859
HMS Holdings Corp.(a)(b)(c)	5,685,296	208,934,628
NextGen Healthcare Inc.(a)(b)(c)	3,556,152	64,864,212
Omnicell Inc.(a)(b)(c)	2,716,229	326,001,805
Simulations Plus Inc.(c)	972,587	69,948,457
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,392,146	59,639,535

		933,284,662

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants Inc.(a)	1,439,569	55,409,011
Bloomin’ Brands Inc.(a)	5,116,561	99,363,615
Brinker International Inc.(a)	2,901,977	164,164,839
Cheesecake Factory Inc. (The)(a)(c)	2,692,490	99,783,679
Chuy’s Holdings Inc.(a)(b)(c)	1,272,054	33,696,711
Dave & Buster’s Entertainment Inc.(a)	3,046,616	91,459,412
Dine Brands Global Inc.(a)	1,054,142	61,140,236
El Pollo Loco Holdings Inc.(b)(c)	1,216,823	22,024,496
Fiesta Restaurant Group Inc.(b)(c)	1,123,626	12,809,336
Monarch Casino & Resort Inc.(b)(c)	822,452	50,350,512
Red Robin Gourmet Burgers Inc.(a)(b)(c)	1,003,961	19,306,170
Ruth’s Hospitality Group Inc.(a)	2,057,657	36,482,259
Shake Shack Inc., Class A(a)(b)(c)	2,288,630	194,030,051

		940,020,327

Household Durables — 2.4%
Cavco Industries Inc.(a)(b)(c)	549,370	96,386,966
Century Communities Inc.(a)(b)(c)	1,862,862	81,556,098
Ethan Allen Interiors Inc.(a)	1,408,043	28,456,549
Installed Building Products Inc.(b)	1,454,118	148,218,248
iRobot Corp.(a)(b)(c)	1,805,852	144,991,857
La-Z-Boy Inc.(a)	2,962,606	118,030,223
LGI Homes Inc.(a)(b)(c)	1,418,114	150,107,367
M/I Homes Inc.(a)(b)(c)	1,845,588	81,741,093
MDC Holdings Inc.(a)	3,290,071	159,897,451
Meritage Homes Corp.(a)(b)(c)	2,414,822	199,995,558
Tupperware Brands Corp.(a)(b)(c)	3,160,740	102,376,369

Security	Shares	Value

Household Durables (continued)
Universal Electronics Inc.(a)(b)(c)	882,785	$46,310,901

		1,358,068,680

Household Products — 0.6%
Central Garden & Pet Co.(a)(b)(c)	627,679	24,234,686
Central Garden & Pet Co., Class A, NVS(b)(c)	2,501,446	90,877,533
WD-40 Co.(a)(c)	877,339	233,091,426

		348,203,645

Industrial Conglomerates — 0.1%
Raven Industries Inc.(a)	2,301,924	76,170,665

Insurance — 2.6%
Ambac Financial Group Inc.(b)	2,198,839	33,818,144
American Equity Investment Life Holding Co.(a)	5,683,200	157,197,312
AMERISAFE Inc.(a)	1,241,128	71,277,981
Assured Guaranty Ltd.	3,177,106	100,047,068
eHealth Inc.(a)(b)(c)	1,662,663	117,400,634
Employers Holdings Inc.(a)	1,715,805	55,231,763
HCI Group Inc.	397,528	20,790,714
Horace Mann Educators Corp.(a)	2,535,551	106,594,564
James River Group Holdings Ltd.(a)	1,949,638	95,824,708
Palomar Holdings Inc.(a)(b)(c)	1,392,956	123,750,211
ProAssurance Corp.(a)	3,329,355	59,229,226
Safety Insurance Group Inc.(a)	906,643	70,627,490
Stewart Information Services Corp.(a)	1,623,303	78,502,933
Third Point Reinsurance Ltd.(a)(b)(c)	5,274,600	50,214,192
Trupanion Inc.(a)(b)(c)	2,097,408	251,080,712
United Fire Group Inc.(a)	1,390,888	34,911,289
United Insurance Holdings Corp.	1,335,420	7,638,602
Universal Insurance Holdings Inc.(a)	1,830,684	27,661,635

		1,461,799,178

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)(b)(c)	3,124,245	66,983,813

Internet & Direct Marketing Retail — 0.7%
Liquidity Services Inc.(b)(c)	1,693,893	26,949,838
PetMed Express Inc.(a)	1,309,609	41,986,064
Shutterstock Inc.	1,418,629	101,715,699
Stamps.com Inc.(a)(b)(c)	1,170,810	229,701,214

		400,352,815

IT Services — 2.2%
Cardtronics PLC, Class A(a)(b)(c)	2,284,548	80,644,544
CSG Systems International Inc.(a)	2,115,229	95,333,371
EVERTEC Inc.(a)	3,831,834	150,667,713
ExlService Holdings Inc.(a)(b)(c)	2,170,721	184,793,479
ManTech International Corp./VA, Class A(a)	1,745,042	155,204,035
NIC Inc.(a)	4,303,595	111,161,859
Perficient Inc.(a)(b)(c)	2,119,202	100,979,975
Sykes Enterprises Inc.(a)(b)(c)	2,540,268	95,691,896
TTEC Holdings Inc.	1,170,211	85,343,488
Unisys Corp.(a)(b)(c)	4,047,222	79,649,329
Virtusa Corp.(a)(b)(c)	1,829,639	93,549,442

		1,233,019,131

Leisure Products — 1.1%
Callaway Golf Co.(a)(c)	6,046,651	145,180,091
Sturm Ruger & Co. Inc.(a)	1,125,749	73,252,487
Vista Outdoor Inc.(a)(b)(c)	3,738,925	88,836,858
YETI Holdings Inc.(a)(b)(c)	4,808,217	329,218,618

		636,488,054

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.8%
Luminex Corp.(a)	2,777,952	$64,226,250
NeoGenomics Inc.(a)(b)(c)	7,128,492	383,798,010

		448,024,260

Machinery — 5.9%
Alamo Group Inc.(a)(c)	633,696	87,418,363
Albany International Corp., Class A(a)	1,971,024	144,712,582
Astec Industries Inc.(a)	1,451,570	84,016,872
Barnes Group Inc.(a)	2,989,799	151,552,911
Chart Industries Inc.(a)(b)(c)	2,266,388	266,957,842
CIRCOR International Inc.(a)(b)(c)	1,283,929	49,354,231
Enerpac Tool Group Corp.(a)(c)	3,846,049	86,959,168
EnPro Industries Inc.(a)	1,320,060	99,690,931
ESCO Technologies Inc.(a)(c)	1,671,722	172,555,145
Federal Signal Corp.(a)	3,885,767	128,890,891
Franklin Electric Co. Inc.(a)	2,462,056	170,398,896
Greenbrier Companies Inc. (The)(a)	2,107,422	76,668,012
Hillenbrand Inc.(a)	4,801,047	191,081,670
John Bean Technologies Corp.(a)(c)	2,037,103	231,964,919
Lindsay Corp.(a)	697,563	89,608,943
Lydall Inc.(a)(b)(c)	1,089,989	32,732,370
Meritor Inc.(a)(b)(c)	4,642,657	129,576,557
Mueller Industries Inc.(a)	3,664,718	128,668,249
Proto Labs Inc.(a)(b)(c)	1,717,707	263,496,254
SPX Corp.(a)(b)(c)	2,875,195	156,813,135
SPX FLOW Inc.(a)(b)(c)	2,710,279	157,087,771
Standex International Corp.(a)	794,832	61,615,377
Tennant Co.(a)	1,187,865	83,352,487
Titan International Inc.(a)(c)	3,231,304	15,704,137
Wabash National Corp.(a)	3,399,543	58,574,126
Watts Water Technologies Inc., Class A(a)	1,761,341	214,355,200

		3,333,807,039

Marine — 0.4%
Matson Inc.(a)	2,765,792	157,567,170
SEACOR Holdings Inc.(a)(b)(c)	1,235,211	51,199,496

		208,766,666

Media — 0.6%
AMC Networks Inc., Class A(a)(b)(c)	1,910,362	68,333,649
EW Scripps Co. (The), Class A, NVS	3,667,716	56,079,378
Gannett Co. Inc.(a)(b)	8,414,559	28,272,918
Meredith Corp.(a)	2,606,024	50,035,661
Scholastic Corp., NVS	1,922,437	48,060,925
TechTarget Inc.(a)(b)(c)	1,515,393	89,574,880

		340,357,411

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)(b)(c)	8,142,002	136,541,374
Arconic Corp.(a)(b)(c)	6,236,641	185,851,902
Carpenter Technology Corp.(a)	3,082,892	89,773,815
Century Aluminum Co.(b)(c)	3,237,602	35,710,750
Cleveland-Cliffs Inc.(a)(c)	25,632,584	373,210,423
Haynes International Inc.(a)	811,040	19,335,194
Kaiser Aluminum Corp.(a)	1,015,176	100,400,906
Materion Corp.(a)	1,305,059	83,158,359
Olympic Steel Inc.(a)	586,721	7,820,991
SunCoke Energy Inc.(a)	5,347,644	23,262,251
TimkenSteel Corp.(a)(b)(c)	2,444,092	11,413,910
Warrior Met Coal Inc.	2,470,246	52,665,645

		1,119,145,520

Mortgage Real Estate Investment — 1.0%
Apollo Commercial Real Estate Finance Inc.(a)	8,286,892	92,564,584

Security	Shares	Value

Mortgage Real Estate Investment (continued)
ARMOUR Residential REIT Inc.(a)	4,179,425	$45,095,996
Capstead Mortgage Corp.(a)	6,232,566	36,211,208
Granite Point Mortgage Trust Inc.(a)	3,566,714	35,631,473
Invesco Mortgage Capital Inc.(a)	11,715,209	39,597,406
KKR Real Estate Finance Trust Inc.	1,756,851	31,482,770
New York Mortgage Trust Inc.(a)	24,252,317	89,491,050
PennyMac Mortgage Investment Trust	6,342,557	111,565,577
Ready Capital Corp.	2,622,727	32,652,951
Redwood Trust Inc.(a)	7,186,119	63,094,125

		577,387,140

Multi-Utilities — 0.3%
Avista Corp.(a)	4,413,062	177,140,309

Multiline Retail — 0.6%
Big Lots Inc.(a)	2,293,596	98,464,076
Macy’s Inc.(a)(c)	19,220,480	216,230,400

		314,694,476

Oil, Gas & Consumable Fuels — 1.7%
Bonanza Creek Energy Inc.(a)(b)(c)	1,147,570	22,182,528
Callon Petroleum Co.(a)(b)(c)	2,547,248	33,521,784
CONSOL Energy Inc.(a)(b)(c)	1,930,067	13,915,783
Dorian LPG Ltd.(b)(c)	2,175,916	26,524,416
Green Plains Inc.(a)(b)	2,165,120	28,514,630
Laredo Petroleum Inc.(b)(c)	581,525	11,456,043
Matador Resources Co.(a)(b)(c)	7,051,205	85,037,532
Par Pacific Holdings Inc.(b)(c)	2,473,995	34,586,450
PBF Energy Inc., Class A(a)	6,170,072	43,807,511
PDC Energy Inc.(a)(b)(c)	6,435,116	132,112,932
Penn Virginia Corp.(a)(b)(c)	980,334	9,950,390
QEP Resources Inc.(a)	15,656,411	37,418,822
Range Resources Corp.(a)(c)	16,457,377	110,264,426
Renewable Energy Group Inc.(a)(b)(c)	2,419,727	171,365,066
REX American Resources Corp.(a)(b)(c)	338,547	24,873,048
SM Energy Co.(a)(c)	6,877,354	42,089,407
Southwestern Energy Co.(a)(b)(c)	41,465,883	123,568,331
Talos Energy Inc.(b)(c)	1,509,866	12,441,296

		963,630,395

Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)(b)(c)	1,070,898	40,426,400
Glatfelter Corp.(a)	2,842,963	46,567,734
Mercer International Inc.	2,553,357	26,171,909
Neenah Inc.(a)	1,078,732	59,675,454
Schweitzer-Mauduit International Inc.(a)	2,011,050	80,864,320

		253,705,817

Personal Products — 0.5%
Inter Parfums Inc.	1,133,912	68,590,337
Medifast Inc.(a)	755,673	148,368,837
USANA Health Sciences Inc.(b)(c)	769,900	59,359,290

		276,318,464

Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals Inc.(b)(c)	2,362,121	47,502,253
ANI Pharmaceuticals Inc.(a)(b)(c)	620,197	18,010,521
Corcept Therapeutics Inc.(a)(b)(c)	6,712,823	175,607,450
Endo International PLC(a)(b)(c)	14,785,463	106,159,624
Innoviva Inc.(b)(c)	4,035,987	50,005,879
Lannett Co. Inc.(a)(b)(c)	2,208,927	14,402,204
Pacira BioSciences Inc.(a)(b)(c)	2,789,228	166,907,404
Phibro Animal Health Corp., Class A(a)	1,310,593	25,451,716

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,382,538	$85,104,656

		689,151,707

Professional Services — 1.1%
Exponent Inc.(a)	3,314,793	298,430,814
Forrester Research Inc.(b)(c)	708,000	29,665,200
Heidrick & Struggles International Inc.(a)	1,249,475	36,709,576
Kelly Services Inc., Class A, NVS	2,141,687	44,054,502
Korn Ferry(a)	3,476,805	151,241,017
Resources Connection Inc.(a)	1,957,353	24,603,927
TrueBlue Inc.(a)(b)	2,277,463	42,565,783

		627,270,819

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(b)(c)	1,542,110	57,412,755
RE/MAX Holdings Inc., Class A(a)	1,191,437	43,284,906
Realogy Holdings Corp.(a)(b)	7,412,712	97,254,782
St. Joe Co. (The)(c)	2,003,647	85,054,815

		283,007,258

Road & Rail — 0.9%
ArcBest Corp.(a)	1,632,065	69,640,214
Heartland Express Inc.(c)	3,164,369	57,275,079
Marten Transport Ltd.	3,768,964	64,939,250
Saia Inc.(a)(b)(c)	1,679,283	303,614,366

		495,468,909

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries Inc.(a)(b)(c)	2,457,238	238,278,369
Axcelis Technologies Inc.(a)(b)(c)	2,150,543	62,623,812
Brooks Automation Inc.(a)(c)	4,740,246	321,625,691
CEVA Inc.(a)(b)(c)	1,431,537	65,134,934
Cohu Inc.(a)	2,694,364	102,870,818
Diodes Inc.(a)(b)(c)	2,706,446	190,804,443
DSP Group Inc.(a)(b)(c)	1,413,173	23,444,540
FormFactor Inc.(a)(b)(c)	4,968,560	213,747,451
Ichor Holdings Ltd.(a)(b)(c)	1,487,087	44,828,238
Kulicke & Soffa Industries Inc.(a)	3,982,459	126,682,021
MaxLinear Inc.(a)(b)(c)	4,333,263	165,487,314
Onto Innovation Inc.(a)(b)(c)	3,135,116	149,074,766
PDF Solutions Inc.(a)(b)(c)	1,887,927	40,779,223
Photronics Inc.(a)(b)	4,213,143	47,018,676
Power Integrations Inc.(a)(c)	3,843,276	314,610,573
Rambus Inc.(a)(b)	7,314,226	127,706,386
SMART Global Holdings Inc.(b)(c)	893,664	33,628,576
Ultra Clean Holdings Inc.(a)(b)(c)	2,600,236	80,997,351
Veeco Instruments Inc.(a)(b)(c)	3,185,256	55,296,044

		2,404,639,226

Software — 3.1%
8x8 Inc.(a)(b)(c)	6,826,154	235,297,528
Agilysys Inc.(a)(b)(c)	1,302,586	49,993,251
Alarm.com Holdings Inc.(a)(b)(c)	2,869,369	296,836,223
Bottomline Technologies DE Inc.(a)(b)(c)	2,517,655	132,781,125
Ebix Inc.(c)	1,517,746	57,628,815
LivePerson Inc.(a)(b)(c)	3,993,635	248,523,906
MicroStrategy Inc., Class A(a)(b)(c)	465,867	181,012,623
OneSpan Inc.(a)(b)(c)	2,191,404	45,318,235
Progress Software Corp.(a)	2,895,693	130,856,367
SPS Commerce Inc.(a)(b)(c)	2,266,965	246,169,729
Xperi Holding Corp.(a)	6,654,498	139,079,008

		1,763,496,810

Security	Shares	Value

Specialty Retail — 3.8%
Aaron’s Co. Inc. (The)(a)(b)(c)	2,155,349	$40,865,417
Abercrombie & Fitch Co., Class A(a)	4,005,703	81,556,113
America’s Car-Mart Inc./TX(a)(b)(c)	394,191	43,297,939
Asbury Automotive Group Inc.(a)(b)(c)	1,238,211	180,456,871
Barnes & Noble Education Inc.(b)(c)	1,947,813	9,057,330
Bed Bath & Beyond Inc.(a)(c)	8,090,088	143,679,963
Boot Barn Holdings Inc.(a)(b)(c)	1,853,355	80,361,473
Buckle Inc. (The)	1,839,862	53,723,970
Caleres Inc.(a)	2,434,059	38,093,023
Cato Corp. (The), Class A(a)	1,264,024	12,121,990
Chico’s FAS Inc.(a)	7,745,937	12,316,040
Children’s Place Inc. (The)(a)	942,413	47,214,891
Conn’s Inc.(b)(c)	1,242,537	14,525,258
Designer Brands Inc. , Class A(a)	3,797,609	29,051,709
GameStop Corp., Class A(a)(b)(c)	3,514,708	66,217,099
Genesco Inc.(a)(b)(c)	914,540	27,518,509
Group 1 Automotive Inc.(a)(c)	1,105,254	144,943,010
Guess? Inc.(c)	2,410,094	54,516,326
Haverty Furniture Companies Inc.(a)	1,072,196	29,667,663
Hibbett Sports Inc.(a)(b)(c)	1,068,581	49,347,071
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,853,878	56,988,210
MarineMax Inc.(a)(b)(c)	1,417,173	49,643,570
Michaels Companies Inc. (The)(b)(c)	4,739,798	61,664,772
Monro Inc.(a)(c)	2,138,409	113,977,200
ODP Corp. (The)(a)	3,459,576	101,365,577
Rent-A-Center Inc./TX(a)(c)	3,130,094	119,851,299
Sally Beauty Holdings Inc.(a)(b)(c)	7,243,332	94,453,049
Shoe Carnival Inc.(c)	555,441	21,762,178
Signet Jewelers Ltd.(a)	3,360,330	91,636,199
Sleep Number Corp.(a)(b)(c)	1,782,086	145,881,560
Sonic Automotive Inc., Class A(a)(c)	1,522,695	58,730,346
Zumiez Inc.(a)(b)(c)	1,347,129	49,547,405

		2,124,033,030

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)(c)	7,970,290	83,528,639
Diebold Nixdorf Inc.(a)(b)	4,987,166	53,163,190

		136,691,829

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(a)(b)(c)	9,672,028	406,225,176
Crocs Inc.(a)(b)(c)	4,333,527	271,538,802
Fossil Group Inc.(a)(b)(c)	3,016,110	26,149,674
G-III Apparel Group Ltd.(a)(b)(c)	2,794,340	66,337,632
Kontoor Brands Inc.(a)(b)	3,011,663	122,153,051
Movado Group Inc.(a)	1,070,959	17,799,339
Oxford Industries Inc.(a)	1,083,507	70,980,544
Steven Madden Ltd.(a)	4,967,314	175,445,530
Unifi Inc.(a)(b)	965,365	17,125,575
Vera Bradley Inc.(b)(c)	1,424,464	11,338,733
Wolverine World Wide Inc.(a)(c)	5,269,272	164,664,750

		1,349,758,806

Thrifts & Mortgage Finance — 2.1%
Axos Financial Inc.(a)(b)(c)	3,298,064	123,776,342
Capitol Federal Financial Inc.(a)	8,270,882	103,386,025
Flagstar Bancorp. Inc.(a)(c)	3,015,626	122,916,916
HomeStreet Inc.(a)	1,381,378	46,621,507
Meta Financial Group Inc.(a)	2,130,335	77,885,048
Mr Cooper Group Inc.(b)(c)	4,187,001	129,922,641
NMI Holdings Inc., Class A(a)(b)(c)	5,445,266	123,335,275
Northfield Bancorp. Inc.(a)	3,089,212	38,089,984

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Northwest Bancshares Inc.(a)	7,769,425	$98,982,474
Provident Financial Services Inc.(a)	4,680,639	84,064,276
TrustCo Bank Corp. NY(a)	5,965,773	39,791,706
Walker & Dunlop Inc.(a)	1,864,546	171,575,523

		1,160,347,717

Tobacco — 0.3%
Universal Corp./VA(a)	1,573,941	76,509,272
Vector Group Ltd.(a)	8,168,782	95,166,310

		171,675,582

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies Inc.(a)	2,488,526	194,080,143
Boise Cascade Co.(a)	2,516,822	120,304,091
DXP Enterprises Inc./TX(a)(b)(c)	1,057,066	23,498,577
Foundation Building Materials Inc.(b)	1,451,665	27,886,485
GMS Inc.(a)(b)(c)	2,740,241	83,522,546
NOW Inc.(a)(b)(c)	7,022,549	50,421,902
Veritiv Corp.(a)(b)	801,227	16,657,509

		516,371,253

Water Utilities — 0.6%
American States Water Co.(a)	2,368,388	188,310,530
California Water Service Group(a)	3,199,890	172,890,057

		361,200,587

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.(a)	3,200,649	138,428,069
Spok Holdings Inc.(a)	1,131,034	12,588,409

		151,016,478

Total Common Stocks — 99.1% (Cost: $46,256,951,488)		55,618,497,246

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(a)(d)(e)	3,390,365,456	$3,392,399,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	439,260,000	439,260,000

		3,831,659,676

Total Short-Term Investments — 6.8% (Cost: $3,829,911,565)		3,831,659,676

Total Investments in Securities — 105.9% (Cost: $50,086,863,053)		59,450,156,922

Other Assets, Less Liabilities — (5.9)%		(3,326,723,664)

Net Assets — 100.0%		$56,123,433,258

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$55,372,565	$12,657,699	$(5,925,413)	$(933,810)	$22,357,598	$83,528,639	7,970,290	$—	$—
8x8 Inc.	84,047,719	30,719,177	(14,927,505)	533,057	134,925,080	235,297,528	6,826,154	—	—
AAON Inc.(a)	N/A	28,661,500	(18,572,656)	6,852,960	74,011,439	174,316,673	2,616,189	949,210	—
AAR Corp.	35,321,141	9,445,738	(5,460,162)	(2,022,150)	39,879,789	77,164,356	2,130,435	—	—
Aaron’s Co. Inc. (The)	—	39,844,103	(165,466)	(410)	1,187,190	40,865,417	2,155,349	—	—
Abercrombie & Fitch Co., Class A	34,878,066	11,571,257	(7,943,570)	(1,523,220)	44,573,580	81,556,113	4,005,703	—	—
ABM Industries Inc.	97,890,197	29,624,767	(19,568,243)	1,348,096	52,716,954	162,011,771	4,281,495	2,267,714	—
Acadia Realty Trust	65,180,717	12,020,548	(7,991,235)	(6,396,277)	15,155,387	77,969,140	5,494,654	—	—
Acorda Therapeutics Inc.(b)	2,887,653	32,412	(2,298,349)	(42,124,497)	41,502,781	—	—	—	—
Addus HomeCare Corp.	55,362,440	23,148,015	(8,632,925)	1,308,783	41,717,485	112,903,798	964,248	—	—
ADTRAN Inc.	22,222,318	6,781,368	(4,428,868)	(1,205,789)	22,106,752	45,475,781	3,078,929	801,029	—

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Advanced Energy Industries Inc.	$112,389,831	$34,574,166	$(21,799,461)	$6,827,971	$106,285,862	$238,278,369	2,457,238	$—	$—
AdvanSix Inc.	16,110,713	4,974,162	(2,873,997)	(1,586,973)	19,574,427	36,198,332	1,810,822	—	—
Aegion Corp.	34,072,989	5,775,955	(4,060,470)	(994,599)	2,962,290	37,756,165	1,988,213	—	—
Aerojet Rocketdyne Holdings Inc.	183,225,397	36,075,864	(26,193,763)	6,816,696	43,939,077	243,863,271	4,614,253	—	—
Aerovironment Inc.	79,636,315	19,711,110	(11,247,685)	3,861,513	30,416,802	122,378,055	1,408,263	—	—
Agilysys Inc.	20,888,644	6,412,992	(4,428,803)	878,177	26,242,241	49,993,251	1,302,586	—	—
Agree Realty Corp.	170,663,190	81,432,101	(28,399,641)	3,425,874	9,570,043	236,691,567	3,554,995	6,194,026	—
Alamo Group Inc.(a)	N/A	13,858,332	(8,002,381)	1,820,062	30,507,579	87,418,363	633,696	232,707	—
Alarm.com(a)	N/A	55,402,410	(17,227,340)	3,587,833	154,719,530	296,836,223	2,869,369	—	—
Albany International Corp., Class A	87,914,765	22,052,223	(14,028,972)	(276,855)	49,051,421	144,712,582	1,971,024	1,105,639	—
Alexander & Baldwin Inc.	46,476,651	13,667,889	(6,618,012)	(2,066,869)	28,347,265	79,806,924	4,645,339	694,683	—
Allegheny Technologies Inc.	—	84,233,101	(4,393,089)	308,005	56,393,357	136,541,374	8,142,002	—	—
Allegiance Bancshares Inc.	28,241,924	6,135,820	(4,495,547)	(736,345)	12,295,511	41,441,363	1,214,221	352,552	—
Allegiant Travel Co.(a)	N/A	21,270,418	(13,729,688)	(1,300,603)	39,219,968	159,298,636	841,781	—	—
Allscripts Healthcare Solutions Inc.	—	85,988,423	(13,067,482)	972,413	72,570,613	146,463,967	10,142,934	—	—
AMAG Pharmaceuticals Inc.(b)	12,892,203	2,776,743	(30,611,270)	(16,291,923)	31,234,247	—	—	—	—
AMC Networks Inc., Class A	—	62,141,339	(277,566)	7,736	6,462,140	68,333,649	1,910,362	—	—
American Assets Trust Inc.(a)	N/A	17,790,923	(8,592,678)	(1,857,726)	(35,264,305)	92,773,881	3,212,392	2,136,727	—
American Axle & Manufacturing Holdings Inc.	24,562,003	10,128,960	(5,962,447)	(3,812,674)	35,736,558	60,652,400	7,272,470	—	—
American Equity Investment Life Holding Co.	102,759,559	6,837,614	(1,276,863)	(937,823)	49,814,825	157,197,312	5,683,200	1,797,594	—
American Public Education Inc.	22,293,164	5,164,774	(4,330,121)	(251,008)	6,257,591	29,134,400	955,853	—	—
American States Water Co.	182,193,801	35,805,958	(24,469,239)	5,402,222	(10,622,212)	188,310,530	2,368,388	2,219,356	—
American Vanguard Corp.	23,369,659	4,301,204	(2,764,480)	(504,640)	2,223,764	26,625,507	1,715,561	34,272	—
American Woodmark Corp.	43,163,084	20,786,101	(8,646,761)	544,646	46,542,717	102,389,787	1,090,994	—	—
America’s Car-Mart Inc./TX	21,255,276	7,021,880	(5,535,500)	(220,866)	20,777,149	43,297,939	394,191	—	—
Ameris Bancorp.	94,135,837	24,009,363	(11,138,905)	(4,499,791)	65,386,955	167,893,459	4,410,125	1,914,653	—
AMERISAFE Inc.	74,699,648	10,143,482	(5,143,195)	1,564,612	(9,986,566)	71,277,981	1,241,128	5,122,584	—
AMN Healthcare Services Inc.	163,380,656	33,840,303	(22,577,814)	5,861,484	25,578,157	206,082,786	3,019,528	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Andersons Inc. (The)	$36,982,463	$7,291,922	$(7,529,403)	$(4,351,303)	$15,868,276	$48,261,955	1,969,072	$1,029,001	$—
AngioDynamics Inc.	23,739,879	5,164,399	(3,090,225)	(925,034)	12,619,291	37,508,310	2,446,726	—	—
ANI Pharmaceuticals Inc.(a)	N/A	3,498,926	(1,750,852)	(434,586)	(16,540,418)	18,010,521	620,197	—	—
Anika Therapeutics Inc.	25,169,971	5,847,255	(4,019,510)	(837,491)	15,379,675	41,539,900	917,806	—	—
Anixter International Inc.(b)	160,065,398	11,442,999	(189,332,667)	46,832,708	(29,008,438)	—	—	—	—
Apogee Enterprises Inc.	33,448,746	7,708,905	(5,322,248)	(2,452,655)	20,285,675	53,668,423	1,694,079	919,503	—
Apollo Commercial Real Esate Finance Inc.	64,465,131	16,551,415	(19,785,140)	(12,434,743)	43,767,921	92,564,584	8,286,892	8,935,089	—
Applied Industrial Technologies Inc.	106,930,027	30,714,979	(18,875,972)	970,761	74,340,348	194,080,143	2,488,526	2,292,001	—
Applied Optoelectronics Inc.	8,818,897	3,363,149	(1,398,766)	(921,165)	1,686,942	11,549,057	1,357,116	—	—
ArcBest Corp.	27,037,617	9,400,430	(6,331,800)	31,492	39,502,475	69,640,214	1,632,065	378,900	—
Archrock Inc.	29,028,779	10,681,149	(6,545,291)	(2,368,484)	40,628,938	71,425,091	8,247,701	3,441,773	—
Arconic Corp.	—	70,862,102	(13,682,905)	4,676,918	123,995,787	185,851,902	6,236,641	—	—
Arcosa Inc.	116,349,063	26,405,332	(17,391,346)	3,059,773	41,800,030	170,222,852	3,098,905	444,660	—
Arlo Technologies Inc.	11,130,204	4,624,594	(2,443,722)	(114,591)	26,333,278	39,529,763	5,074,424	—	—
Armada Hoffler Properties Inc.	35,880,224	7,267,835	(3,135,246)	(628,641)	2,609,730	41,993,902	3,742,772	804,002	—
ARMOUR Residential REIT Inc.	31,745,919	10,063,890	(4,455,865)	(2,977,776)	10,719,828	45,095,996	4,179,425	2,748,447	—
Asbury Automotive Group Inc.	64,652,348	23,126,107	(15,297,044)	3,185,902	104,789,558	180,456,871	1,238,211	—	—
Astec Industries Inc.	47,970,972	13,849,741	(9,457,041)	768,906	30,884,294	84,016,872	1,451,570	460,783	—
Atlas Air Worldwide Holdings Inc.	40,180,532	16,785,092	(11,487,624)	2,551,075	43,507,098	91,536,173	1,678,331	—	—
Avista Corp.	171,498,988	34,954,506	(20,115,258)	(1,952,133)	(7,245,794)	177,140,309	4,413,062	5,073,286	—
Axcelis Technologies Inc.	35,916,219	10,903,445	(5,727,236)	400,061	21,131,323	62,623,812	2,150,543	—	—
Axos Financial Inc.	58,925,636	17,045,893	(14,068,719)	(2,268,839)	64,142,371	123,776,342	3,298,064	—	—
AZZ Inc.	44,745,866	11,579,882	(8,137,163)	(1,963,463)	33,196,886	79,422,008	1,674,157	819,610	—
B&G Foods Inc.	70,098,660	20,558,975	(14,030,664)	1,108,534	36,657,789	114,393,294	4,125,254	5,727,612	—
Badger Meter Inc.	94,405,573	24,293,131	(15,849,675)	5,119,865	67,866,776	175,835,670	1,869,399	956,569	—
Balchem Corp.	192,146,634	40,879,352	(27,097,342)	5,407,117	27,979,751	239,315,512	2,077,031	1,200,993	—
Banc of California Inc.	22,093,704	7,220,738	(5,503,428)	(2,632,896)	20,904,309	42,082,427	2,860,804	501,797	—
BankUnited Inc.	—	137,311,978	(3,458,576)	468,574	64,339,402	198,661,378	5,711,943	1,286,010	—
Banner Corp.	66,067,808	3,434,556	—	—	27,920,261	97,422,625	2,091,063	2,502,868	—
Barnes & Noble Education Inc.(c)	3,406,286	894,896	(1,826,270)	(6,349,977)	14,419,577	N/A	N/A	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
Barnes Group Inc.	$120,648,178	$23,306,047		$(17,416,181)	$(4,437,427)	$29,452,294	$151,552,911	2,989,799	$1,398,758		$—
Bed Bath & Beyond Inc.	—	94,271,752		(12,229,514)	3,060,605	58,577,120	143,679,963	8,090,088	—		—
Benchmark Electronics Inc.	45,508,954	10,020,541		(8,075,870)	(1,851,596)	17,650,583	63,252,612	2,341,822	1,094,481		—
Berkshire Hills Bancorp. Inc.	38,612,209	7,590,027		(3,030,303)	(3,692,916)	11,907,930	51,386,947	3,001,574	1,353,408		—
Big Lots Inc.	33,988,544	19,542,774		(23,273,025)	4,878,303	63,327,480	98,464,076	2,293,596	2,140,503		—
BioTelemetry Inc.	79,197,317	20,385,913		(12,760,141)	2,786,144	68,942,837	158,552,070	2,199,668	—		—
BJ’s Restaurants Inc.	16,106,872	11,617,423		(4,702,479)	(1,479,546)	33,866,741	55,409,011	1,439,569	(133,853)		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,493,927,442	896,765,035	(d)	—	(289,759)	1,996,958	3,392,399,676	3,390,365,456	23,150,984	(e)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	57,736,000	381,524,000	(d)	—	—	—	439,260,000	439,260,000	215,867		—
Bloomin’ Brands Inc.	37,525,398	15,014,384		(17,116,731)	(2,759,276)	66,699,840	99,363,615	5,116,561	—		—
Blucora Inc.	35,682,291	7,479,483		(5,347,497)	(4,933,586)	16,497,760	49,378,451	3,103,611	—		—
Boise Cascade Co.	56,394,294	19,828,136		(13,118,493)	1,271,727	55,928,427	120,304,091	2,516,822	4,580,301		—
Bonanza Creek Energy Inc.	12,640,286	3,199,867		(2,741,939)	(1,028,570)	10,112,884	22,182,528	1,147,570	—		—
Boot Barn Holdings Inc.	22,425,546	10,482,148		(6,381,402)	(182,104)	54,017,285	80,361,473	1,853,355	—		—
Boston Private Financial Holdings Inc.	35,933,705	768,152		(518,850)	(801,960)	7,530,351	42,911,398	5,078,272	1,208,824		—
Bottomline Technologies DE Inc.	84,512,664	22,248,481		(11,842,445)	2,979,408	34,883,017	132,781,125	2,517,655	—		—
Brandywine Realty Trust	—	134,019,029		(10,420,725)	(264,690)	7,096,488	130,430,102	10,951,310	4,011,269		—
Briggs & Stratton Corp.(b)	4,900,671	331,199		(3,910,086)	(44,346,163)	43,024,379	—	—	—		—
Brinker International Inc.	—	81,867,732		(10,823,582)	2,737,913	90,382,776	164,164,839	2,901,977	—		—
Bristow Group Inc.(f)	6,782,478	41,302,035		(16,544,118)	(1,425,159)	9,045,844	39,161,080	1,487,883	—		—
Brookline Bancorp. Inc.	54,150,689	1,152,015		(481,627)	(487,819)	4,347,788	58,681,046	4,873,841	1,662,336		—
Brooks Automation Inc.	133,417,187	50,752,463		(28,992,044)	11,653,876	154,794,209	321,625,691	4,740,246	1,361,114		—
Cadence Bancorp.	49,786,976	2,087,192		(1,311,012)	(1,031,006)	77,362,940	126,895,090	7,728,081	1,345,181		—
CalAmp Corp.	9,600,174	3,700,836		(2,527,605)	(2,232,348)	13,763,150	22,304,207	2,248,408	—		—
Calavo Growers Inc.	57,417,876	13,620,410		(8,549,929)	(486,212)	12,063,210	74,065,355	1,066,763	1,182,860		—
Caleres Inc.	13,115,482	4,446,942		(5,154,045)	(7,081,014)	32,765,658	38,093,023	2,434,059	522,472		—
California Water Service Group	146,581,003	31,762,889		(17,139,239)	3,935,467	7,749,937	172,890,057	3,199,890	1,914,774		—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Callaway Golf Co.	$58,654,174	$20,822,383	$(14,331,263)	$2,046,222	$77,988,575	$145,180,091	6,046,651	$56,347	$—
Callon Petroleum Co.	13,039,937	137,613,898	(135,576,950)	(9,776,301)	28,221,200	33,521,784	2,547,248	—	—
Cal-Maine Foods Inc.(a)	N/A	34,373,635	(10,722,090)	40,508	(10,779,873)	90,083,011	2,399,654	—	—
Capitol Federal Financial Inc.	—	92,255,096	(3,879,547)	27,645	14,982,831	103,386,025	8,270,882	1,755,680	—
Capri Holdings Ltd.	—	172,332,119	(23,351,293)	2,334,854	254,909,496	406,225,176	9,672,028	—	—
Capstead Mortgage Corp.	24,498,419	6,746,658	(4,064,344)	(2,119,315)	11,149,790	36,211,208	6,232,566	2,715,631	—
Cardiovascular Systems Inc.	74,988,040	25,772,724	(9,704,469)	(193,053)	21,869,476	112,732,718	2,576,159	—	—
Cardtronics PLC, Class A(a)	N/A	10,045,279	(7,389,626)	(2,558,590)	10,831,336	80,644,544	2,284,548	—	—
CareTrust REIT Inc.	85,508,814	21,258,330	(13,882,180)	564,260	42,613,188	136,062,412	6,134,464	4,494,874	—
Carpenter Technology Corp.	—	74,486,791	(4,923,921)	(153,821)	20,364,766	89,773,815	3,082,892	1,187,663	—
Cato Corp. (The) Class A	14,027,412	2,343,262	(2,673,234)	(3,923,208)	2,347,758	12,121,990	1,264,024	—	—
Cavco Industries Inc.	75,729,701	19,833,564	(13,752,283)	2,077,043	12,498,941	96,386,966	549,370	—	—
CBL & Associates Properties Inc.(b)	2,005,991	—	(2,888,121)	(60,058,590)	60,940,720	—	—	—	—
Cedar Realty Trust Inc.(c)	5,157,363	439,302	(4,730,151)	(23,632,364)	22,765,850	N/A	N/A	55,222	—
Centerspace(g)	39,033,775	74,277,700	(65,268,905)	(209,522)	11,016,712	58,849,760	833,094	1,664,498	—
Central Garden & Pet Co.	16,700,200	4,235,135	(3,357,498)	952,310	5,704,539	24,234,686	627,679	—	—
Central Pacific Financial Corp.	22,666,499	1,458,701	—	—	4,841,326	28,966,526	1,523,752	1,028,806	—
Century Communities Inc.	25,199,154	13,143,474	(8,004,342)	1,110,907	50,106,905	81,556,098	1,862,862	—	—
CEVA Inc.	33,359,008	9,811,797	(6,102,325)	1,460,259	26,606,195	65,134,934	1,431,537	—	—
Chart Industries Inc.	62,654,238	30,911,943	(20,306,349)	1,482,039	192,215,971	266,957,842	2,266,388	—	—
Chatham Lodging Trust	17,273,936	4,805,134	(3,094,794)	(3,182,621)	16,965,210	32,766,865	3,033,969	—	—
Cheesecake Factory Inc. (The)	—	70,008,553	(6,836,783)	906,273	35,705,636	99,783,679	2,692,490	—	—
Chefs’ Warehouse Inc. (The)	15,839,314	12,156,793	(3,545,372)	(1,521,111)	30,646,151	53,575,775	2,085,472	—	—
Chesapeake Utilities Corp.	—	100,825,963	(3,875,197)	240,002	24,118,485	121,309,253	1,121,054	462,919	—
Chico’s FAS Inc.	9,503,974	2,159,931	(1,378,301)	(3,817,276)	5,847,712	12,316,040	7,745,937	—	—
Children’s Place Inc. (The)	17,177,827	6,325,632	(3,476,502)	(2,696,441)	29,884,375	47,214,891	942,413	—	—
Chuy’s Holdings Inc.	10,488,237	7,495,750	(2,424,548)	(488,343)	18,625,615	33,696,711	1,272,054	—	—
Cincinnati Bell Inc.	44,700,810	553,186	(518,972)	(210,311)	2,155,901	46,680,614	3,055,014	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
CIRCOR International Inc.	$14,353,455	$6,408,143	$(4,271,229)	$(2,592,889)	$35,456,751	$49,354,231	1,283,929	$—	$—
City Holding Co.	66,028,963	4,138,036	(4,361,283)	(375,846)	3,240,323	68,670,193	987,350	1,691,300	—
Clearwater Paper Corp.	21,793,555	6,841,258	(4,330,366)	542,103	15,579,850	40,426,400	1,070,898	—	—
Cleveland-Cliffs Inc.	94,798,930	36,778,678	(22,269,393)	(3,976,899)	267,879,107	373,210,423	25,632,584	1,439,476	—
Cogent Communications Holdings Inc.	206,710,634	39,499,039	(26,370,361)	4,221,589	(62,414,655)	161,646,246	2,699,954	5,475,501	—
Coherus Biosciences Inc.	—	80,778,754	(5,062,990)	17,931	(4,985,972)	70,747,723	4,070,640	—	—
Cohu Inc.	30,909,035	11,231,278	(6,214,190)	191,207	66,753,488	102,870,818	2,694,364	—	—
Columbia Banking System Inc.	116,062,090	6,564,306	(1,121,216)	(625,973)	40,313,121	161,192,328	4,490,037	3,638,896	—
Comfort Systems USA Inc.	81,561,179	20,392,666	(15,261,468)	3,638,850	32,717,394	123,048,621	2,336,662	719,439	—
Community Bank System Inc.	182,510,614	22,504,318	(9,521,836)	1,450,158	9,543,861	206,487,115	3,313,868	4,020,818	—
Community Health Systems Inc.	23,689,010	7,682,835	(5,963,002)	(387,188)	28,617,283	53,638,938	7,219,238	—	—
Community Healthcare Trust Inc.	47,502,379	14,822,097	(6,787,665)	851,311	10,227,114	66,615,236	1,414,036	1,626,454	—
Computer Programs & Systems Inc.	16,813,902	3,724,519	(2,121,597)	(367,515)	3,847,890	21,897,199	815,842	155,250	—
Comtech Telecommunications Corp.	19,943,705	5,128,436	(3,131,447)	(957,455)	12,238,839	33,222,078	1,605,707	454,245	—
CONMED Corp.	98,332,590	30,017,158	(18,485,310)	2,805,329	92,998,857	205,668,624	1,836,327	1,071,048	—
CONSOL Energy Inc.	5,998,113	3,530,519	(1,383,842)	(3,197,126)	8,968,119	13,915,783	1,930,067	—	—
Consolidated Communications Holdings Inc.	19,946,063	5,583,654	(3,448,548)	(3,520,910)	4,520,115	23,080,374	4,719,913	—	—
Cooper Tire & Rubber Co.	49,771,398	19,995,190	(12,813,872)	701,946	73,329,588	130,984,250	3,234,179	981,274	—
Cooper-Standard Holdings Inc.	10,834,121	4,035,832	(2,132,163)	(7,280,507)	32,381,763	37,839,046	1,091,406	—	—
Corcept Therapeutics Inc.	73,991,518	23,798,946	(14,285,298)	1,363,868	90,738,416	175,607,450	6,712,823	—	—
Core Laboratories NV	—	63,539,899	(6,444,780)	(447,486)	19,083,935	75,731,568	2,856,717	81,710	—
CoreCivic Inc.	—	80,146,345	(4,944,157)	(548,435)	(24,343,924)	50,309,829	7,680,890	—	—
Core-Mark Holding Co. Inc.	78,766,319	15,715,050	(11,589,375)	(215,180)	2,029,967	84,706,781	2,884,126	1,035,367	—
Covetrus Inc.(c)	48,085,544	27,002,927	(15,715,365)	4,893,347	14,176,113	N/A	N/A	—	—
Crocs Inc.	70,795,291	36,285,437	(25,232,687)	8,714,124	180,976,637	271,538,802	4,333,527	—	—
Cross Country Healthcare Inc.	15,121,749	3,237,896	(2,894,044)	(1,901,768)	6,458,533	20,022,366	2,257,313	—	—
CryoLife Inc.	38,393,104	10,621,276	(5,658,823)	400,226	15,144,816	58,900,599	2,494,731	—	—
CSG Systems International Inc.	83,425,464	18,499,854	(12,992,171)	1,183,849	5,216,375	95,333,371	2,115,229	1,452,164	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
CTS Corp.	$49,370,709	$9,692,979	$(6,888,919)	$(298,353)	$19,245,835	$71,122,251	2,071,723	$243,506	$—
Cubic Corp.	78,167,154	20,192,523	(12,436,996)	(1,492,758)	41,136,183	125,566,106	2,023,954	264,671	—
Customers Bancorp. Inc.	19,084,206	4,380,670	(2,373,869)	(881,908)	13,725,398	33,934,497	1,866,584	—	—
Cutera Inc.	11,609,818	6,282,117	(2,404,245)	(2,097,214)	14,015,023	27,405,499	1,136,686	—	—
CVB Financial Corp.	161,465,698	18,914,204	(16,010,760)	(2,222,224)	(2,991,174)	159,155,744	8,161,833	5,767,962	—
Cytokinetics Inc.	42,449,695	30,930,496	(9,859,861)	3,914,991	26,993,903	94,429,224	4,544,236	—	—
Daktronics Inc.	11,762,586	1,900,386	(1,906,345)	(1,714,257)	1,036,669	11,079,039	2,367,316	—	—
Dave & Buster’s Entertainment Inc.	24,810,615	25,205,158	(5,116,669)	(4,416,324)	50,976,632	91,459,412	3,046,616	—	—
Deluxe Corp.	—	81,456,484	(5,602,334)	(141,111)	2,826,697	78,539,736	2,689,717	1,576,014	—
Denbury Resources Inc.(b)	5,547,347	991,481	(1,550,405)	(69,323,820)	64,335,397	—	—	—	—
Designer Brands Inc., Class A	16,797,874	5,908,995	(2,766,727)	(2,506,399)	11,617,966	29,051,709	3,797,609	—	—
DiamondRock Hospitality Co.	61,532,440	14,108,227	(8,378,132)	(3,735,227)	42,136,572	105,663,880	12,807,743	—	—
Diebold Nixdorf Inc.	16,366,902	7,401,453	(4,702,890)	(734,724)	34,832,449	53,163,190	4,987,166	—	—
Digi International Inc.	16,342,306	5,493,573	(3,159,522)	251,817	16,555,291	35,483,465	1,877,432	—	—
Dime Community Bancshares Inc.	25,579,652	4,401,261	(4,486,445)	(1,630,111)	5,097,816	28,962,173	1,836,536	755,893	—
Dine Brands Global Inc.	29,527,523	10,798,251	(8,392,509)	(2,708,664)	31,915,635	61,140,236	1,054,142	—	—
Diodes Inc.(a)	N/A	30,371,138	(17,907,778)	5,712,699	95,834,496	190,804,443	2,706,446	—	—
Diversified Healthcare Trust	—	79,202,639	(4,418,375)	(1,426,784)	(10,331,582)	63,025,898	15,297,548	276,706	—
DMC Global Inc.	20,389,184	6,293,007	(3,615,204)	(1,268,060)	19,467,325	41,266,252	954,133	—	—
Donnelley Financial Solutions Inc.	9,952,105	4,359,415	(4,293,986)	(2,560,876)	24,906,286	32,362,944	1,907,068	—	—
Dorman Products Inc.	97,558,569	29,027,641	(21,690,769)	3,582,700	51,696,164	160,174,305	1,844,901	—	—
Dril-Quip Inc.	66,766,666	13,319,513	(10,413,390)	(3,093,171)	161,884	66,741,502	2,253,258	—	—
DSP Group Inc.	18,650,093	4,277,994	(3,589,865)	202,111	3,904,207	23,444,540	1,413,173	—	—
DXP Enterprises Inc./TX	12,166,836	3,680,604	(2,027,610)	(1,207,770)	10,886,517	23,498,577	1,057,066	—	—
Eagle Bancorp. Inc.	61,341,556	4,991,633	(4,101,157)	(1,846,867)	24,083,577	84,468,742	2,045,248	1,313,926	—
Eagle Pharmaceuticals Inc./DE(a)	N/A	10,610,259	(5,183,816)	(928,663)	(6,861,896)	34,673,414	744,544	—	—
Easterly Government Properties Inc.	110,558,177	25,288,442	(10,510,333)	1,565,861	(10,759,923)	116,142,224	5,127,692	3,650,988	—
Echo Global Logistics Inc.	28,206,749	8,247,329	(6,470,905)	(1,076)	15,834,965	45,817,062	1,708,317	—	—
eHealth Inc.	212,136,177	33,134,795	(19,163,465)	6,003,241	(114,710,114)	117,400,634	1,662,663	—	—
El Paso Electric Co.(b)	167,492,993	14,629,106	(182,908,844)	43,108,196	(42,321,451)	—	—	1,508,039	—
Emergent BioSolutions Inc.(b)	153,613,208	18,660,962	(256,294,011)	117,088,086	(33,068,245)	—	—	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Employers Holdings Inc.	$74,019,750	$—	$(3,551,979)	$(1,646,129)	$(13,589,879)	$55,231,763	1,715,805	$1,307,506	$—
Enanta Pharmaceuticals Inc.(a)	N/A	14,474,817	(6,509,347)	(1,020,796)	48,302,593	48,302,593	1,147,330	—	—
Encore Capital Group Inc.	39,311,459	19,837,595	(7,336,668)	475,434	26,097,107	78,384,927	2,012,450	—	—
Encore Wire Corp.	53,551,233	12,775,515	(9,831,901)	84,735	23,653,015	80,232,597	1,324,626	103,592	—
Endo International PLC	45,181,410	15,881,257	(6,006,697)	(1,025,813)	52,129,467	106,159,624	14,785,463	—	—
Enerpac Tool Group Corp.	54,971,619	21,011,457	(9,120,670)	(1,944,169)	22,040,931	86,959,168	3,846,049	148,389	—
Enova International Inc.	30,041,595	13,847,941	(7,979,502)	(3,747,987)	24,700,634	56,862,681	2,295,627	—	—
EnPro Industries Inc.	49,772,483	14,275,973	(9,916,871)	(1,104,919)	46,664,265	99,690,931	1,320,060	994,486	—
Ensign Group Inc. (The)	114,124,085	36,235,323	(21,509,604)	7,822,697	102,035,567	238,708,068	3,273,561	483,476	—
ePlus Inc.	51,455,355	12,574,235	(8,621,899)	1,359,077	19,685,001	76,451,769	869,264	—	—
ESCO Technologies Inc.	119,330,368	27,957,051	(17,930,537)	5,353,056	37,845,207	172,555,145	1,671,722	517,115	—
Essential Properties Realty Trust Inc.(a)(c)	N/A	14,608,578	(6,152,522)	245,557	—	N/A	N/A	3,335,006	—
Ethan Allen Interiors Inc.	15,126,039	3,892,057	(4,543,752)	(3,635,649)	17,617,854	28,456,549	1,408,043	593,245	—
EVERTEC Inc.	82,101,919	24,037,290	(16,341,194)	4,383,600	56,486,098	150,667,713	3,831,834	549,747	—
ExlService Holdings Inc.	107,332,063	29,949,105	(21,561,816)	4,308,169	64,765,958	184,793,479	2,170,721	—	—
Exponent Inc.	225,503,000	49,877,409	(34,267,344)	12,315,778	45,001,971	298,430,814	3,314,793	1,842,384	—
Express Inc.(b)	6,312,139	664,147	(4,469,221)	(21,839,270)	19,332,205	—	—	—	—
Exterran Corp.(c)	8,446,637	1,581,492	(2,479,521)	(6,725,740)	25,947,532	N/A	N/A	—	—
Fabrinet	122,153,129	30,133,148	(20,164,485)	6,623,604	45,261,461	184,006,857	2,371,528	—	—
FARO Technologies Inc.	47,124,521	14,175,704	(8,671,594)	1,627,082	26,621,075	80,876,788	1,145,077	—	—
Federal Signal Corp.	99,871,043	21,827,987	(14,345,961)	4,386,127	17,151,695	128,890,891	3,885,767	896,836	—
Ferro Corp.	46,419,956	12,919,710	(8,481,244)	(2,027,357)	28,463,892	77,294,957	5,283,319	—	—
First Bancorp./Puerto Rico	69,833,719	4,549,149	(2,826,070)	(2,159,767)	54,216,735	123,613,766	13,407,133	1,995,864	—
First Bancorp./Southern Pines NC	—	55,274,591	—	—	4,452,003	59,726,594	1,765,492	317,789	—
First Commonwealth Financial Corp.	53,688,250	1,483,322	(1,143,836)	(404,910)	11,120,991	64,743,817	5,918,082	1,944,060	—
First Financial Bancorp.	87,910,061	3,509,065	(2,072,076)	(2,596,687)	18,634,580	105,384,943	6,011,691	4,118,402	—
First Hawaiian Inc.	—	169,323,837	(11,706,365)	(297,757)	40,681,191	198,000,906	8,396,985	4,227,817	—
First Midwest Bancorp. Inc.	87,378,714	10,029,912	(4,012,597)	(2,674,956)	20,920,840	111,641,913	7,012,683	2,952,292	—
Flagstar Bancorp. Inc.(a)	N/A	42,256,258	(14,513,189)	(490,899)	29,070,790	122,916,916	3,015,626	389,709	—
FormFactor Inc.	92,014,671	29,785,450	(15,709,894)	4,277,489	103,379,735	213,747,451	4,968,560	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Forward Air Corp.	$86,332,165	$20,954,486	$(16,803,028)	$377,589	$44,847,218	$135,708,430	1,766,117	$991,639	$—
Fossil Group Inc.	9,325,232	3,508,011	(2,126,441)	(645,216)	16,088,088	26,149,674	3,016,110	—	—
Four Corners Property Trust Inc.	78,454,791	29,297,028	(14,494,104)	161,207	46,959,131	140,378,053	4,715,420	4,151,611	—
Fox Factory Holding Corp.(b)	97,897,548	32,729,548	(201,998,164)	72,711,117	(1,340,049)	—	—	—	—
Franklin Electric Co. Inc.	109,726,888	26,798,476	(18,005,165)	3,839,024	48,039,673	170,398,896	2,462,056	1,096,631	—
Franklin Financial Network Inc.(b)	16,520,590	2,094,324	(31,844,277)	1,828	13,227,535	—	—	48,792	—
Franklin Street Properties Corp.	37,382,297	5,853,777	(6,136,156)	(8,429,039)	(1,398,072)	27,272,807	6,240,917	1,716,773	—
GameStop Corp., Class A	14,042,077	5,811,655	(10,029,029)	(3,423,260)	59,815,656	66,217,099	3,514,708	—	—
Gannett Co. Inc.	11,732,442	1,944,268	(753,967)	(1,367,454)	16,717,629	28,272,918	8,414,559	—	—
Garrett Motion Inc.(b)	13,196,618	2,591,005	(8,168,204)	(73,803,740)	66,184,321	—	—	—	—
Genesco Inc.	11,711,173	4,095,201	(2,737,360)	(2,166,083)	16,615,578	27,518,509	914,540	—	—
Gentherm Inc.	62,552,223	17,749,751	(11,533,315)	476,242	67,639,552	136,884,453	2,098,811	—	—
GEO Group Inc. (The)	—	62,587,341	—	—	2,589,415	65,176,756	7,356,293	—	—
Geospace Technologies Corp.(b)	5,670,112	928,130	(6,066,965)	(8,982,446)	8,451,169	—	—	—	—
Getty Realty Corp.	49,392,091	13,528,374	(6,603,985)	51,374	7,209,613	63,577,467	2,308,550	2,488,192	—
Gibraltar Industries Inc.	83,804,047	23,548,739	(15,532,033)	5,398,214	52,993,335	150,212,302	2,088,022	—	—
G-III Apparel Group Ltd.	20,009,798	8,766,786	(5,014,085)	(3,841,737)	46,416,870	66,337,632	2,794,340	—	—
Glacier Bancorp. Inc.(b)	176,393,932	13,807,354	(195,184,352)	949,204	4,033,862	—	—	1,499,975	—
Glatfelter Corp.(h)	32,840,883	6,391,801	(3,534,757)	(956,392)	11,826,199	46,567,734	2,842,963	1,477,559	—
Glaukos Corp.	73,160,018	41,499,690	(14,496,517)	1,614,583	115,469,623	217,247,397	2,886,625	—	—
Global Net Lease Inc.	72,773,565	18,205,343	(12,748,400)	(1,543,203)	21,783,383	98,470,688	5,745,081	6,573,121	—
Glu Mobile Inc.(a)	N/A	29,423,435	(7,792,293)	1,414,353	21,165,956	85,566,348	9,496,820	—	—
GMS Inc.	40,132,877	13,012,711	(7,618,607)	237,491	37,758,074	83,522,546	2,740,241	—	—
Granite Construction Inc.	43,176,307	11,438,887	(7,476,933)	(1,316,140)	34,332,746	80,154,867	3,000,931	1,142,079	—
Granite Point Mortgage Trust Inc.	17,098,529	4,743,723	(2,823,382)	(2,121,708)	18,734,311	35,631,473	3,566,714	2,287,196	—
Great Western Bancorp. Inc.	69,201,961	804,009	(1,058,475)	(1,665,539)	3,178,632	70,460,588	3,371,320	564,564	—
Green Dot Corp., Class A	72,653,637	25,508,757	(1,973,799)	154,616	90,103,617	186,446,828	3,341,341	—	—
Green Plains Inc.	10,154,557	5,081,414	(3,994,811)	(982,111)	18,255,581	28,514,630	2,165,120	—	—
Greenbrier Companies Inc. (The)	34,868,680	11,195,018	(6,943,281)	(1,549,198)	39,096,793	76,668,012	2,107,422	1,624,862	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20		Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Greenhill & Co. Inc.(c)	$9,230,737	$2,042,983	$(2,227,922)	$(1,615,376)	$10,123,975	$	N/A	N/A	$136,505	$—
Griffon Corp.	32,781,880	21,735,053	(14,464,070)	40,199	18,656,894		58,749,956	2,882,726	660,764	—
Group 1 Automotive Inc.	47,225,154	19,792,542	(14,116,350)	319,261	91,722,403		144,943,010	1,105,254	325,529	—
Gulfport Energy Corp.(b)	4,009,790	214,680	(3,154,021)	(73,869,540)	72,799,091		—	—	—	—
Hanger Inc.	35,384,330	8,736,624	(5,028,939)	(550,711)	15,261,761		53,803,065	2,446,706	—	—
Hanmi Financial Corp.	19,840,093	—	—	—	896,004		20,736,097	1,828,580	512,002	—
Harmonic Inc.	33,419,555	7,108,486	(3,949,675)	251,418	9,686,889		46,516,673	6,294,543	—	—
Harsco Corp.	33,200,013	13,746,924	(8,682,691)	(1,796,615)	54,630,934		91,098,565	5,066,661	—	—
Haverty Furniture Companies Inc.	13,014,509	4,474,429	(4,892,570)	(130,618)	17,201,913		29,667,663	1,072,196	2,789,881	—
Hawaiian Holdings Inc.	29,705,339	8,855,066	(5,915,478)	(5,238,360)	24,991,717		52,398,284	2,960,355	—	—
Hawkins Inc.	20,486,732	5,155,544	(3,210,994)	272,022	9,369,631		32,072,935	613,132	403,812	—
Haynes International Inc.	16,117,494	3,100,283	(2,242,193)	(1,340,936)	3,700,546		19,335,194	811,040	515,114	—
HB Fuller Co.	86,152,850	30,586,478	(18,895,428)	362,288	74,119,406		172,325,594	3,321,619	1,533,129	—
HCI Group Inc.(a)(c)	N/A	4,193,184	(3,911,899)	518,657	—		N/A	N/A	467,901	—
HealthStream Inc.(a)	N/A	6,515,474	(5,046,652)	(700,926)	(6,375,805)		35,534,859	1,627,054	—	—
Heidrick & Struggles International Inc.	26,095,343	5,632,153	(3,279,695)	(744,120)	9,005,895		36,709,576	1,249,475	534,342	—
Helix Energy Solutions Group Inc.	14,261,694	5,888,247	(3,489,380)	(3,096,810)	24,712,235		38,275,986	9,113,330	—	—
Helmerich & Payne Inc.	—	145,368,994	(13,642,183)	(1,876,054)	30,147,880		159,998,637	6,908,404	3,353,936	—
Heritage Financial Corp./WA	43,709,660	796,888	(840,324)	(6,590)	7,432,617		51,092,251	2,184,363	1,311,066	—
Hersha Hospitality Trust	8,002,975	2,785,472	(1,648,637)	(1,563,858)	11,011,452		18,587,404	2,355,818	—	—
Heska Corp.	23,574,501	19,513,668	(5,493,053)	762,260	44,754,010		83,111,386	570,624	—	—
Hibbett Sports Inc.	11,950,271	6,307,042	(6,182,277)	581,438	36,690,597		49,347,071	1,068,581	—	—
Hillenbrand Inc.	86,143,580	29,008,715	(18,734,594)	(4,736,844)	99,400,813		191,081,670	4,801,047	2,986,785	—
HMS Holdings Corp.	134,695,670	33,528,641	(21,507,355)	3,744,688	58,472,984		208,934,628	5,685,296	—	—
HomeStreet Inc.	31,828,025	798,032	(2,314,645)	(136,756)	16,446,851		46,621,507	1,381,378	637,563	—
Hope Bancorp Inc.	61,730,572	4,984,207	(2,162,390)	(464,028)	20,954,805		85,043,166	7,794,974	3,167,221	—
Horace Mann Educators Corp.	90,757,982	4,724,789	(2,527,599)	148,292	13,491,100		106,594,564	2,535,551	2,243,804	—
Hub Group Inc., Class A	91,817,298	22,080,430	(15,005,507)	1,637,829	22,043,605		122,573,655	2,150,415	—	—
Ichor Holdings Ltd.	26,191,969	7,626,732	(3,894,132)	(197,992)	15,101,661		44,828,238	1,487,087	—	—
Independence Realty Trust Inc.	49,441,848	16,209,767	(9,020,710)	(607,313)	25,853,021		81,876,613	6,096,546	3,133,808	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Independent Bank Corp./Rockland MA	$132,836,378	$7,226,454	$(6,996,642)	$(127,427)	$17,759,264	$150,698,027	2,063,226	$2,819,400	$—
Independent Bank Group Inc.	—	113,637,768	(10,181,236)	527,962	43,572,647	147,557,141	2,360,159	1,247,266	—
Industrial Logistics Properties Trust	69,540,505	16,306,135	(10,977,095)	(194,322)	23,046,147	97,721,370	4,195,851	3,949,791	—
Innospec Inc.	102,994,048	23,443,322	(14,929,196)	511,142	31,162,241	143,181,557	1,578,106	1,561,711	—
Innovative Industrial Properties Inc.	78,264,468	60,317,426	(16,227,152)	3,643,396	134,716,535	260,714,673	1,423,659	4,552,393	—
Inogen Inc.(a)	N/A	4,891,916	(1,909,948)	(1,174,482)	(4,931,371)	52,557,978	1,176,320	—	—
Insight Enterprises Inc.	91,224,889	25,620,561	(19,129,455)	4,196,974	69,547,172	171,460,141	2,253,386	—	—
Insteel Industries Inc.	15,141,133	4,870,265	(2,375,207)	(1,065,195)	11,143,952	27,714,948	1,244,497	1,940,143	—
Integer Holdings Corp.	124,285,158	28,812,348	(18,122,276)	4,060,046	32,331,564	171,366,840	2,110,689	—	—
Interface Inc.	26,870,742	5,631,940	(3,345,896)	(2,377,898)	12,941,457	39,720,345	3,782,890	108,780	—
Invacare Corp.	15,137,273	3,139,369	(1,640,528)	(314,208)	3,577,166	19,899,072	2,223,360	25,457	—
Invesco Mortgage Capital Inc.	33,363,368	18,544,027	(8,710,928)	(33,629,191)	30,030,130	39,597,406	11,715,209	5,653,623	—
Iridium Communications Inc.(a)	N/A	68,935,176	(21,043,594)	8,276,175	152,912,363	296,172,895	7,531,415	—	—
iRobot Corp.	69,960,841	27,386,878	(19,783,857)	4,049,971	63,378,024	144,991,857	1,805,852	—	—
iStar Inc.	48,450,692	12,335,219	(9,407,280)	(965,199)	20,117,549	70,530,981	4,749,561	1,518,130	—
Itron Inc.	118,956,199	47,758,801	(16,726,874)	4,379,998	94,358,308	248,726,432	2,593,602	—	—
J&J Snack Foods Corp.(a)	N/A	26,346,275	(17,540,552)	(934,740)	19,830,921	149,368,212	961,371	1,603,142	—
James River Group Holdings Ltd.	66,557,007	11,987,748	(6,653,777)	500,809	23,432,921	95,824,708	1,949,638	1,704,455	—
John B Sanfilippo & Son Inc.	47,555,972	9,726,309	(6,816,194)	227,889	(6,028,460)	44,665,516	566,390	1,930,649	—
John Bean Technologies Corp.	142,299,760	36,986,262	(23,602,635)	5,510,061	70,771,471	231,964,919	2,037,103	589,999	—
Kaiser Aluminum Corp.	66,561,245	13,469,684	(8,446,683)	(2,164,337)	30,980,997	100,400,906	1,015,176	1,951,838	—
Kaman Corp.	65,210,959	15,277,119	(10,556,180)	(2,256,572)	33,841,028	101,516,354	1,776,936	1,043,471	—
KEMET Corp.(b)	85,319,300	5,777,967	(101,779,429)	22,608,019	(11,925,857)	—	—	—	—
Kinsale Capital Group Inc.(b)	130,327,795	49,897,792	(309,779,813)	123,341,282	6,212,944	—	—	347,928	—
Kite Realty Group Trust	48,025,921	2,396,103	(1,034,124)	(1,347,901)	29,797,016	77,837,015	5,203,009	678,195	—
KLX Energy Services Holdings Inc.(b)	954,661	574	(874,981)	(34,400,019)	34,319,765	—	—	—	—
Knowles Corp.	70,057,346	20,647,730	(9,853,630)	(372,164)	27,995,312	108,474,594	5,885,762	—	—
Kontoor Brands Inc.(a)	N/A	15,501,152	(8,815,441)	(1,163,346)	8,530,833	122,153,051	3,011,663	1,194,689	—
Koppers Holdings Inc.	15,973,245	5,985,316	(3,598,094)	(2,363,974)	26,367,397	42,363,889	1,359,560	—	—
Korn Ferry	81,392,644	22,438,362	(18,636,945)	(1,532,671)	67,579,628	151,241,017	3,476,805	1,049,325	—
Kraton Corp.	15,989,708	7,901,285	(5,353,321)	(4,567,658)	42,896,663	56,866,677	2,046,300	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Kulicke & Soffa
Industries Inc.	$80,065,334	$19,972,731	$(14,910,092)	$3,180,920	$38,373,128	$126,682,021	3,982,459	$1,476,825	$—
Lannett Co. Inc.	14,077,343	2,555,597	(1,283,807)	458,369	(1,405,298)	14,402,204	2,208,927	—	—
Lantheus Holdings Inc.	30,299,539	33,230,049	(5,329,147)	(957,606)	673,903	57,916,738	4,293,309	—	—
La-Z-Boy Inc.	57,671,253	17,399,490	(11,753,419)	1,097,651	53,615,248	118,030,223	2,962,606	609,540	—
LCI Industries	101,203,676	35,271,792	(22,299,978)	5,116,194	90,136,069	209,427,753	1,614,958	3,347,707	—
LeMaitre Vascular Inc.(a)	N/A	6,502,189	(3,348,812)	75,853	7,453,188	43,934,157	1,084,794	292,595	—
Lexington Realty Trust	148,923,278	53,106,831	(22,892,653)	1,416,920	8,282,584	188,836,960	17,781,258	5,499,287	—
LGI Homes Inc.	60,269,651	27,255,907	(18,073,174)	6,106,314	74,548,669	150,107,367	1,418,114	—	—
LHC Group Inc.(b)	251,258,028	970,203	(234,148,734)	104,575,751	(122,655,248)	—	—	—	—
Lindsay Corp.	59,917,222	13,328,267	(8,355,508)	1,138,043	23,580,919	89,608,943	697,563	641,876	—
Lithia Motors Inc., Class A(b)	112,062,115	19,484,055	(360,605,173)	209,052,985	20,006,018	—	—	843,714	—
Livent Corp.	46,658,414	18,423,576	(11,241,737)	(847,203)	123,973,067	176,966,117	9,393,106	—	—
LivePerson Inc.	84,741,771	36,778,589	(24,102,974)	10,904,536	140,201,984	248,523,906	3,993,635	—	—
LTC Properties Inc.	74,739,251	18,362,930	(13,849,763)	(2,143,001)	20,922,344	98,031,761	2,519,449	4,171,466	—
Lumber Liquidators Holdings Inc.	7,839,133	7,463,293	(4,528,212)	1,298,443	44,915,553	56,988,210	1,853,878	—	—
Luminex Corp.	70,181,073	16,808,599	(10,473,105)	758,099	(13,048,416)	64,226,250	2,777,952	746,838	—
Lydall Inc.	7,132,635	3,777,266	(3,240,986)	(4,550,951)	29,614,406	32,732,370	1,089,989	—	—
M/I Homes Inc.	28,604,008	14,569,623	(8,967,034)	897,039	46,637,457	81,741,093	1,845,588	—	—
Mack-Cali Realty Corp.	—	78,828,939	(3,545,313)	(59,863)	(6,285,112)	68,938,651	5,532,797	—	—
Macy’s Inc.	—	100,487,764	(4,027,648)	(181,867)	119,952,151	216,230,400	19,220,480	—	—
Magellan Health Inc.	63,389,495	22,777,257	(11,519,595)	1,599,058	44,966,598	121,212,813	1,463,216	—	—
ManTech International Corp./VA Class A	118,339,462	25,798,746	(16,784,646)	5,030,685	22,819,788	155,204,035	1,745,042	1,607,373	—
Marcus Corp. (The)	17,545,737	3,608,321	(2,311,063)	(3,048,318)	4,351,116	20,145,793	1,494,495	—	—
MarineMax Inc.	13,601,643	7,385,525	(3,734,544)	753,862	31,637,084	49,643,570	1,417,173	—	—
Matador Resources Co.	—	77,564,226	(5,560,668)	(132,821)	13,166,795	85,037,532	7,051,205	—	—
Materion Corp.	43,218,655	12,968,062	(8,582,242)	1,663,793	33,890,091	83,158,359	1,305,059	431,422	—
Matrix Service Co.	15,949,156	3,059,472	(2,690,765)	(1,964,729)	4,486,305	18,839,439	1,709,568	—	—
Matson Inc.	79,417,532	22,682,414	(14,141,300)	1,764,997	67,843,527	157,567,170	2,765,792	1,801,722	—
Matthews International Corp., Class A	45,867,989	9,295,043	(5,447,813)	(3,366,127)	13,661,012	60,010,104	2,041,160	1,236,978	—
MaxLinear Inc.	45,983,651	21,819,039	(10,777,251)	(46,907)	108,508,782	165,487,314	4,333,263	—	—
MDC Holdings Inc.(a)	N/A	29,659,034	(17,839,117)	4,702,111	64,540,782	159,897,451	3,290,071	3,275,923	—
Medifast Inc.	44,157,125	22,630,617	(14,672,607)	4,870,470	91,383,232	148,368,837	755,673	2,502,246	—
MEDNAX Inc.	—	102,825,435	(684,086)	126,672	32,595,304	134,863,325	5,495,653	—	—
Meredith Corp.	—	43,679,220	(3,996,699)	(429,982)	10,783,122	50,035,661	2,606,024	—	—
Meridian Bioscience Inc.	21,722,308	8,884,532	(5,427,678)	971,921	25,610,554	51,761,637	2,769,483	—	—
Merit Medical Systems Inc.	104,387,219	29,717,552	(36,436,829)	(818,788)	77,360,266	174,209,420	3,138,343	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Meritage Homes
Corp.	$79,975,922	$47,524,622	$(24,838,837)	$7,361,264	$89,972,587	$199,995,558	2,414,822	$—	$—
Meritor Inc.	59,252,715	20,763,739	(15,502,168)	(949,043)	66,011,314	129,576,557	4,642,657	—	—
Mesa Laboratories Inc.	54,921,557	24,636,852	(7,257,880)	596,297	16,601,641	89,498,467	312,233	128,104	—
Meta Financial Group Inc.	45,440,173	8,412,821	(7,379,925)	(2,325,984)	33,737,963	77,885,048	2,130,335	312,754	—
Methode Electronics Inc.	59,646,167	14,545,903	(8,678,245)	(813,434)	27,536,532	92,236,923	2,409,533	752,095	—
MGP Ingredients Inc.(a)	N/A	6,148,224	(4,061,469)	(1,706,926)	(23,841,113)	40,116,626	852,457	295,308	—
MicroStrategy Inc., Class A	58,823,130	15,832,081	(17,867,878)	(1,699,497)	125,924,787	181,012,623	465,867	—	—
Mobile Mini Inc.(b)	70,394,526	6,577,057	(85,038,121)	(14,803,486)	22,870,024	—	—	1,638,874	—
Momenta Pharmaceuticals Inc.(b)	186,852,440	39,483,063	(408,633,268)	256,848,113	(74,550,348)	—	—	—	—
Monro Inc.	88,195,094	20,540,892	(13,432,725)	(3,345,420)	22,019,359	113,977,200	2,138,409	1,371,236	—
Moog Inc., Class A	98,553,864	24,489,871	(25,984,175)	(6,958,676)	59,363,835	149,464,719	1,884,801	940,262	—
Motorcar Parts of America Inc.	14,509,319	3,788,549	(2,238,121)	(799,954)	8,856,169	24,115,962	1,229,152	—	—
Movado Group Inc.	12,196,798	2,688,590	(1,951,009)	(2,470,589)	7,335,549	17,799,339	1,070,959	—	—
MTS Systems Corp.	24,635,813	7,405,872	(3,414,634)	(1,449,633)	44,803,375	71,980,793	1,237,634	—	—
Mueller Industries Inc.	82,955,571	20,152,420	(13,190,650)	(874,120)	39,625,028	128,668,249	3,664,718	1,055,320	—
Myers Industries Inc.	23,231,223	6,664,276	(3,981,740)	(1,235,462)	23,374,705	48,053,002	2,312,464	909,282	—
MYR Group Inc.	26,528,270	7,906,756	(5,050,036)	442,171	34,715,792	64,542,952	1,073,926	—	—
Myriad Genetics Inc.	64,795,279	14,121,448	(8,699,633)	(5,841,344)	31,112,030	95,487,780	4,828,712	—	—
Nabors Industries Ltd.(a)	N/A	60,992,809	(770,657)	(2,545,852)	(34,547,402)	23,128,898	397,199	—	—
National Bank Holdings Corp., Class A	44,804,733	4,766,020	(2,381,350)	(199,540)	16,782,424	63,772,287	1,946,651	1,126,263	—
National Storage Affiliates Trust	106,254,232	29,549,229	(16,411,649)	1,773,722	22,898,295	144,063,829	3,998,441	3,906,813	—
Natus Medical Inc.	47,974,951	8,290,304	(5,943,897)	(2,418,101)	(4,327,720)	43,575,537	2,174,428	—	—
NBT Bancorp. Inc.	85,472,967	9,532,200	(5,339,525)	(537,625)	(289,726)	88,838,291	2,767,548	2,162,001	—
Neenah Inc.	44,126,777	9,420,222	(6,375,197)	(2,159,208)	14,662,860	59,675,454	1,078,732	1,464,364	—
Neogen Corp.(b)	212,480,959	32,209,350	(247,878,285)	44,299,582	(41,111,606)	—	—	—	—
NeoGenomics Inc.	174,414,247	61,020,310	(31,608,405)	10,003,057	169,968,800	383,798,010	7,128,492	—	—
NETGEAR Inc.	41,881,662	11,528,710	(7,639,741)	391,567	32,830,323	78,992,521	1,944,192	—	—
New York Mortgage Trust Inc.	34,457,968	14,479,572	(7,876,642)	(4,409,408)	52,839,560	89,491,050	24,252,317	5,337,953	—
Newpark Resources Inc.(b)	4,985,346	1,182,522	(5,489,129)	(42,029,734)	41,350,995	—	—	—	—
NexPoint Residential Trust Inc.	34,099,575	927,430	(885,629)	(190,132)	23,214,262	57,165,506	1,351,111	1,299,564	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20		Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
NextGen Healthcare Inc.(a)	$	N/A	$13,214,941	$(4,493,820)	$(432,408)	$8,642,284	$64,864,212	3,556,152	$—	$—
NIC Inc.		93,187,191	19,532,168	(13,173,743)	1,532,460	10,083,783	111,161,859	4,303,595	1,126,536	—
NMI Holdings Inc., Class A		48,007,385	37,859,906	(12,908,803)	(2,616,025)	52,992,812	123,335,275	5,445,266	—	—
Noble Corp. PLC(b)		4,080,493	62,882	(2,013,594)	(60,445,382)	58,315,601	—	—	—	—
Northfield Bancorp. Inc.		29,461,547	8,616,563	(3,811,925)	(800,119)	4,623,918	38,089,984	3,089,212	911,316	—
Northwest Bancshares Inc.		70,066,080	20,451,433	(2,468,151)	(736,476)	11,669,588	98,982,474	7,769,425	4,078,005	—
Northwest Natural Holding Co.		113,709,105	20,194,335	(13,328,054)	(1,218,989)	(29,094,583)	90,261,814	1,962,640	2,687,316	—
NOW Inc.		—	65,423,746	(3,720,496)	(824,436)	(10,456,912)	50,421,902	7,022,549	—	—
Oasis Petroleum Inc.(b)		6,099,559	1,687,548	(4,565,624)	(49,206,551)	45,985,068	—	—	—	—
Oceaneering International Inc.		17,645,836	6,961,255	(4,004,897)	(2,690,123)	32,774,688	50,686,759	6,375,693	—	—
ODP Corp. (The)(i)		54,225,500	94,690,261	(89,971,763)	(264,274)	42,685,853	101,365,577	3,459,576	—	—
Office Properties Income Trust		79,919,890	13,312,478	(6,950,507)	(3,131,789)	(11,086,004)	72,064,068	3,171,834	4,898,370	—
OFG Bancorp.		34,628,373	1,464,671	(576,364)	(481,278)	23,773,422	58,808,824	3,171,997	666,817	—
Oil States International Inc.		7,609,289	3,131,445	(1,791,302)	(4,735,489)	15,581,087	19,795,030	3,943,233	—	—
Old National Bancorp./IN		134,640,724	5,064,018	(4,780,708)	(1,233,007)	34,980,870	168,671,897	10,185,501	4,238,255	—
Olympic Steel Inc.		6,174,168	1,273,629	(1,199,745)	(847,634)	2,420,573	7,820,991	586,721	34,110	—
Omnicell Inc.		166,405,118	47,141,618	(31,749,774)	7,704,588	136,500,255	326,001,805	2,716,229	—	—
OneSpan Inc.(a)		N/A	9,311,442	(4,520,811)	1,241,210	8,687,726	45,318,235	2,191,404	—	—
Onto Innovation Inc.		88,071,746	21,723,450	(14,500,078)	3,533,404	50,246,244	149,074,766	3,135,116	—	—
OraSure Technologies Inc.		40,397,064	16,883,699	(7,838,806)	639,450	(1,147,365)	48,934,042	4,622,961	—	—
Orthofix Medical Inc.		32,292,897	8,292,488	(5,021,914)	(1,321,920)	19,110,383	53,351,934	1,241,320	—	—
OSI Systems Inc.		71,525,865	16,712,603	(13,655,545)	(1,006,399)	26,174,562	99,751,086	1,070,061	—	—
Owens & Minor Inc.		34,546,109	27,729,747	(6,985,220)	4,420,933	67,956,154	127,667,723	4,719,694	31,113	—
Oxford Industries Inc.		37,372,638	10,519,608	(7,129,283)	(2,453,151)	32,670,732	70,980,544	1,083,507	777,724	—
Pacific Premier Bancorp. Inc.		67,144,064	74,382,577	(8,406,762)	(361,584)	56,649,256	189,407,551	6,045,565	3,753,897	—
Pacira BioSciences Inc.		84,660,635	31,513,872	(16,668,268)	2,605,027	64,796,138	166,907,404	2,789,228	—	—
Palomar Holdings Inc.		—	122,052,055	(6,572,158)	693,015	7,577,299	123,750,211	1,392,956	—	—
Park Aerospace Corp.		14,941,559	2,635,382	(2,199,671)	(991,006)	1,857,765	16,244,029	1,211,337	359,911	—
Park National Corp.		—	85,232,301	(6,253,698)	221,320	16,643,229	95,843,152	912,705	1,811,243	—
Patrick Industries Inc.		38,575,286	15,810,417	(12,312,971)	270,993	54,027,451	96,371,176	1,409,966	1,072,015	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Patterson-UTI Energy Inc.	$—	$57,832,155	$(3,201,457)	$(692,793)	$9,380,297	$63,318,202	12,037,681	$492,895	$—
PBF Energy Inc., Class A	—	45,548,806	(2,013,653)	(67,891)	340,249	43,807,511	6,170,072	—	—
PDC Energy Inc.	36,478,242	16,390,376	(7,361,611)	(3,274,317)	89,880,241	132,112,932	6,435,116	—	—
PDF Solutions Inc.	19,838,292	7,470,738	(3,399,484)	931,482	15,938,195	40,779,223	1,887,927	—	—
Penn Virginia Corp.	2,628,181	2,601,204	(1,096,873)	(3,584,879)	9,402,757	9,950,390	980,334	—	—
Pennant Group Inc. (The)	22,426,169	11,809,601	(9,525,149)	4,688,172	65,174,386	94,573,179	1,628,887	—	—
PennyMac Mortgage Investment Trust(c)	64,734,274	18,785,960	(13,882,808)	(2,787,762)	54,200,579	N/A	N/A	9,408,317	—
Perdoceo Education Corp.	47,313,956	11,155,863	(9,984,941)	784,623	7,144,364	56,413,865	4,466,656	—	—
Perficient Inc.	53,815,558	17,702,180	(12,145,889)	2,721,948	38,886,178	100,979,975	2,119,202	—	—
PetMed Express Inc.	35,482,804	8,830,848	(6,448,651)	1,212,192	2,908,872	41,986,064	1,309,609	1,038,952	—
PGT Innovations Inc.	29,813,387	12,120,093	(7,895,871)	661,288	42,300,309	76,999,206	3,785,605	—	—
Phibro Animal Health Corp., Class A	29,667,636	5,086,799	(3,178,854)	(1,055,268)	(5,068,597)	25,451,716	1,310,593	452,024	—
Photronics Inc.	41,273,312	5,076,688	(2,884,094)	185,071	3,367,699	47,018,676	4,213,143	—	—
Piper Sandler Companies(c)	52,973,896	14,095,821	(23,071,695)	(2,806,768)	14,576,284	N/A	N/A	802,629	—
Pitney Bowes Inc.	20,923,947	1,777,272	(610,015)	(811,272)	44,590,821	65,870,753	10,693,304	1,587,841	—
Plantronics Inc.(a)	N/A	11,276,986	(3,599,492)	(236,861)	7,159,840	65,137,948	2,409,839	—	—
Plexus Corp.	96,323,934	25,212,891	(18,783,412)	3,619,763	38,355,368	144,728,544	1,850,512	—	—
Power Integrations Inc.	157,240,208	49,118,430	(29,343,089)	8,269,810	129,325,214	314,610,573	3,843,276	1,197,268	—
PRA Group Inc.	76,589,279	22,212,564	(15,439,698)	989,861	31,708,780	116,060,786	2,926,394	—	—
Preferred Bank/Los Angeles CA	27,844,513	6,654,140	(4,732,957)	(1,952,092)	16,141,981	43,955,585	870,925	751,506	—
ProAssurance Corp.	80,919,675	2,306,936	(1,116,611)	(3,415,249)	(19,465,526)	59,229,226	3,329,355	493,250	—
Progenics Pharmaceuticals Inc.(b)	20,362,771	1,488,582	(23,195,506)	(17,301,034)	18,645,187	—	—	—	—
Progress Software Corp.	86,711,008	21,555,143	(13,829,027)	2,288,609	34,130,634	130,856,367	2,895,693	1,405,423	—
ProPetro Holding Corp.(a)	N/A	5,144,568	(3,453,419)	(4,402,410)	(43,064,369)	38,539,796	5,215,128	—	—
Proto Labs Inc.	123,257,515	41,768,830	(28,692,118)	6,440,282	120,721,745	263,496,254	1,717,707	—	—
Providence Service Corp. (The)	38,329,344	17,157,056	(6,968,399)	2,463,532	58,852,798	109,834,331	792,284	—	—
Provident Financial Services Inc.	46,724,109	21,587,694	(6,496,467)	(1,649,708)	23,898,648	84,064,276	4,680,639	2,805,007	—
QEP Resources Inc.	4,820,246	4,160,551	(2,811,594)	(4,121,996)	35,371,615	37,418,822	15,656,411	—	—
Qualys Inc.(b)	175,452,567	14,168,912	(216,272,303)	85,969,465	(59,318,641)	—	—	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Quanex Building Products Corp.	$20,224,351	$6,575,730	$(4,740,556)	$179,913	$24,454,351	$46,693,789	2,106,170	$495,732	$—
QuinStreet Inc.	22,827,441	9,624,545	(4,902,464)	1,361,154	38,073,137	66,983,813	3,124,245	—	—
R1 RCM Inc.	—	129,239,189	(6,760,434)	509,478	56,922,984	179,911,217	7,490,059	—	—
Rambus Inc.	74,877,925	22,190,982	(12,902,787)	1,175,220	42,365,046	127,706,386	7,314,226	—	—
Range Resources Corp.(a)	N/A	39,497,410	(10,835,419)	2,695,378	19,887,031	110,264,426	16,457,377	—	—
Raven Industries Inc.	45,933,313	10,843,220	(7,284,719)	(1,948,313)	28,627,164	76,170,665	2,301,924	568,527	—
Rayonier Advanced Materials Inc.	3,428,390	6,098,398	(1,437,865)	(4,200,963)	22,798,159	26,686,119	4,092,963	—	—
RE/MAX Holdings Inc., Class A	24,063,294	8,270,567	(4,769,477)	(1,872,089)	17,592,611	43,284,906	1,191,437	738,271	—
Realogy Holdings Corp.	21,112,468	13,568,092	(8,763,020)	428,661	70,908,580	97,254,782	7,412,712	—	—
Red Robin Gourmet Burgers Inc.	6,821,870	4,557,480	(1,345,221)	(1,279,730)	10,551,771	19,306,170	1,003,961	—	—
Redwood Trust Inc.	34,694,194	11,031,677	(8,344,362)	(4,928,442)	30,641,058	63,094,125	7,186,119	2,895,320	—
RE-GENXBIO Inc.	61,403,133	14,730,479	(12,934,887)	(6,011,637)	29,965,711	87,152,799	1,921,358	—	—
Renasant Corp.	—	96,617,079	(2,626,496)	86,370	25,037,486	119,114,439	3,536,652	778,063	—
Renewable Energy Group Inc.	48,758,298	5,626,249	(4,398,748)	875,623	120,503,644	171,365,066	2,419,727	—	—
Rent-A-Center Inc./TX	42,474,029	18,036,436	(13,110,011)	3,168,650	69,282,195	119,851,299	3,130,094	3,562,233	—
Resideo Technologies Inc.	—	121,093,089	(9,196,410)	275,093	79,597,744	191,769,516	9,020,203	—	—
Resources Connection Inc.	20,551,779	4,449,708	(3,289,160)	(801,285)	3,692,885	24,603,927	1,957,353	790,312	—
Retail Opportunity Investments Corp.	58,586,010	17,388,725	(10,276,538)	(3,898,826)	39,647,045	101,446,416	7,576,282	—	—
Retail Properties of America Inc., Class A	—	109,767,413	(8,017,923)	(371,355)	16,370,811	117,748,946	13,755,718	1,485,718	—
REX American Resources Corp.	15,760,565	4,943,135	(4,895,302)	(447,221)	9,511,871	24,873,048	338,547	—	—
Ring Energy Inc.(b)	2,563,658	462,842	(3,175,725)	(38,701,548)	38,850,773	—	—	—	—
Rogers Corp.	106,096,166	29,035,175	(17,872,779)	2,422,032	66,520,191	186,200,785	1,199,052	—	—
RPT Realty	29,323,962	6,759,113	(3,985,856)	(1,930,106)	14,795,898	44,963,011	5,198,036	—	—
RR Donnelley & Sons Co.(b)	4,359,825	997,053	(7,162,011)	(18,732,999)	20,538,132	—	—	—	—
Ruth’s Hospitality Group Inc.	11,232,073	6,250,088	(2,226,094)	(952,694)	22,178,886	36,482,259	2,057,657	—	—
S&T Bancorp Inc.	63,202,006	5,140,119	(2,422,895)	(848,837)	(4,725,935)	60,344,458	2,429,326	1,992,676	—
Safety Insurance Group Inc.	74,656,805	9,427,034	(7,417,165)	(36,993)	(6,002,191)	70,627,490	906,643	2,419,544	—
Saia Inc.	115,398,306	43,765,535	(26,980,405)	11,259,683	160,171,247	303,614,366	1,679,283	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Sally Beauty Holdings Inc.	$—	$69,269,226	$(2,915,734)	$157,346	$27,942,211	$94,453,049	7,243,332	$—	$—
Sanmina Corp.	115,501,829	23,877,252	(24,974,266)	(46,183)	18,860,057	133,218,689	4,177,444	—	—
ScanSource Inc.	32,880,815	7,105,081	(4,496,327)	(1,330,319)	8,800,633	42,959,883	1,628,502	—	—
Schweitzer-Mauduit International Inc.	52,006,235	13,282,849	(8,030,163)	(984,880)	24,590,279	80,864,320	2,011,050	2,555,334	—
Seacoast Banking Corp. of Florida	56,921,048	15,220,828	(7,144,559)	(1,226,972)	37,352,738	101,123,083	3,433,721	—	—
SEACOR Holdings Inc.	28,637,209	9,013,825	(3,363,971)	(435,282)	17,347,715	51,199,496	1,235,211	—	—
Select Medical Holdings Corp.(a)	N/A	27,387,640	(17,396,311)	1,935,613	77,958,868	191,456,490	6,921,782	—	—
Seneca Foods Corp., Class A	16,557,351	2,921,099	(2,262,766)	383,359	(266,244)	17,332,799	434,406	—	—
ServisFirst Bancshares Inc.	81,761,312	22,587,059	(13,782,134)	1,481,545	29,286,802	121,334,584	3,011,531	1,608,796	—
Shake Shack Inc., Class A	70,905,308	41,505,798	(16,278,772)	(120,880)	98,018,597	194,030,051	2,288,630	—	—
Shenandoah Telecommunications Co.	139,650,099	35,334,939	(17,385,872)	1,913,762	(21,084,859)	138,428,069	3,200,649	1,043,994	—
Signet Jewelers Ltd.	20,548,481	11,926,344	(7,576,946)	657,043	66,081,277	91,636,199	3,360,330	—	—
Simmons First National Corp., Class A	126,646,666	2,336,829	(5,506,586)	(4,393,933)	25,563,417	144,646,394	6,699,694	3,434,030	—
Simply Good Foods Co. (The)	—	163,867,472	—	—	5,804,491	169,671,963	5,410,458	—	—
Simpson Manufacturing Co. Inc.(b)	151,265,041	45,932,046	(264,413,285)	95,097,933	(27,881,735)	—	—	1,743,374	—
SkyWest Inc.	80,345,132	20,419,118	(13,193,048)	(2,052,883)	44,246,061	129,764,380	3,219,161	—	—
Sleep Number Corp.	33,248,501	17,496,517	(12,914,388)	2,599,548	105,451,382	145,881,560	1,782,086	—	—
SM Energy Co.	7,908,197	4,297,151	(2,426,122)	(2,894,003)	35,204,183	42,089,407	6,877,354	131,223	—
Sonic Automotive Inc., Class A(a)	N/A	10,358,199	(8,847,829)	1,022,767	24,677,652	58,730,346	1,522,695	455,731	—
South Jersey Industries Inc.	139,753,350	35,375,857	(16,127,979)	(1,788,113)	(18,038,927)	139,174,188	6,458,199	5,320,372	—
Southside Bancshares Inc.	58,695,307	10,636,992	(7,842,814)	(1,000,254)	1,980,148	62,469,379	2,013,193	1,934,405	—
Southwestern Energy Co.	55,621,640	35,122,808	(11,267,606)	929,360	43,162,129	123,568,331	41,465,883	—	—
SpartanNash Co.	31,490,740	8,164,618	(5,925,239)	(474,436)	7,055,292	40,310,975	2,315,392	1,302,579	—
Spectrum Pharmaceuticals Inc.	16,329,873	14,788,408	(3,467,818)	(6,253,254)	10,710,516	32,107,724	9,415,755	—	—
Spok Holdings Inc.	11,402,660	2,735,319	(2,012,845)	(752,726)	1,216,000	12,588,409	1,131,034	406,481	—
SPS Commerce Inc.	98,038,708	35,446,039	(20,984,922)	7,224,727	126,445,177	246,169,729	2,266,965	—	—
SPX Corp.	87,181,114	25,506,105	(15,660,978)	5,922,914	53,863,980	156,813,135	2,875,195	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
SPX FLOW Inc.	$73,193,692	$22,916,463	$(16,132,599)	$1,153,715	$75,956,500	$157,087,771	2,710,279	$—	$—
Stamps.com Inc.	127,665,585	64,680,539	(25,909,951)	13,619,182	49,645,859	229,701,214	1,170,810	—	—
Standard Motor Products Inc.	51,120,541	10,685,811	(7,486,653)	292,058	(2,135,663)	52,476,094	1,296,987	312,226	—
Standex International Corp.	36,962,698	9,207,269	(6,156,501)	(1,479,560)	23,081,471	61,615,377	794,832	520,427	—
Stepan Co.	107,201,489	34,036,870	(15,810,411)	4,781,916	33,253,405	163,463,269	1,369,957	1,086,225	—
Steven Madden Ltd.	108,742,998	24,281,843	(15,032,737)	(3,504,408)	60,957,834	175,445,530	4,967,314	—	—
Stewart Information Services Corp.	37,718,634	9,828,825	(670,355)	(189,262)	31,815,091	78,502,933	1,623,303	1,329,056	—
StoneX Group Inc.(j)	35,938,591	9,897,700	(4,927,467)	1,611,876	19,653,941	62,174,641	1,073,828	—	—
Strategic Education Inc.(b)	185,733,353	14,737,995	(207,490,225)	61,653,442	(54,634,565)	—	—	789,727	—
Sturm Ruger & Co. Inc.	51,166,535	15,148,935	(7,123,291)	1,327,906	12,732,402	73,252,487	1,125,749	6,618,151	—
Summit Hotel Properties Inc.	27,273,725	9,278,043	(5,881,429)	(4,942,799)	35,415,113	61,142,653	6,786,088	—	—
SunCoke Energy Inc.	20,208,192	3,611,373	(2,794,861)	(4,367,124)	6,604,671	23,262,251	5,347,644	935,545	—
Supernus Pharmaceuticals Inc.	57,104,128	14,381,944	(9,639,123)	(3,631,337)	26,889,044	85,104,656	3,382,538	—	—
Surmodics Inc.	27,312,870	6,542,972	(3,929,557)	523,835	7,911,890	38,362,010	881,480	—	—
Sykes Enterprises Inc.	63,583,328	19,071,770	(11,821,870)	485,809	24,372,859	95,691,896	2,540,268	—	—
Tabula Rasa HealthCare Inc.	62,468,144	15,969,840	(6,824,391)	(166,823)	(11,807,235)	59,639,535	1,392,146	—	—
Tactile Systems Technology Inc.	46,386,688	10,025,356	(6,001,240)	22,098	5,613,615	56,046,516	1,247,141	—	—
Tailored Brands Inc.(b)	5,322,817	338,977	(3,286,102)	(33,368,479)	30,992,787	—	—	—	—
Tanger Factory Outlet Centers Inc.	28,251,710	8,636,696	(5,154,887)	(2,430,579)	30,456,672	59,759,612	5,999,961	2,026,244	—
Team Inc.	11,940,955	2,829,752	(1,574,553)	(2,857,549)	11,230,620	21,569,225	1,978,828	—	—
TechTarget Inc.(a)	N/A	12,242,440	(6,486,984)	1,925,276	52,215,295	89,574,880	1,515,393	—	—
Tennant Co.	64,406,963	15,095,831	(9,545,795)	(514,520)	13,910,008	83,352,487	1,187,865	764,169	—
TETRA Technologies Inc.(b)	2,616,333	223,832	(3,348,554)	(30,770,586)	31,278,975	—	—	—	—
Third Point Reinsurance Ltd.	36,106,581	8,888,001	(5,130,767)	(2,099,618)	12,449,995	50,214,192	5,274,600	—	—
TimkenSteel Corp.	8,208,783	1,976,798	(2,128,744)	(5,831,738)	9,188,811	11,413,910	2,444,092	—	—
Titan International Inc.	5,099,618	1,765,263	(1,313,259)	(3,513,324)	13,665,839	15,704,137	3,231,304	—	—
Tivity Health Inc.(c)	16,628,175	6,600,884	(9,496,231)	(8,786,901)	42,702,588	N/A	N/A	—	—
Tompkins Financial Corp.(a)	N/A	10,117,196	(7,759,943)	(1,045,051)	(3,032,573)	54,820,829	776,499	1,179,986	—
TopBuild Corp.(b)	147,146,769	16,034,090	(244,542,811)	122,822,336	(41,460,384)	—	—	—	—
Trinseo SA	43,157,561	13,644,011	(9,857,012)	(1,242,611)	80,254,628	125,956,577	2,459,609	2,852,156	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Triumph Bancorp Inc.	$36,700,066	$9,385,017	$(6,755,668)	$(1,215,856)	$32,379,827	$70,493,386	1,451,975	$—	$—
Triumph Group Inc.	20,326,279	3,099,137	(1,059,487)	42,347	17,448,309	39,856,585	3,173,295	—	—
TrueBlue Inc.	30,073,967	7,524,198	(8,403,162)	(3,326,292)	16,697,072	42,565,783	2,277,463	—	—
Trupanion Inc.	—	160,280,279	(3,270,378)	309,872	93,760,939	251,080,712	2,097,408	—	—
TrustCo Bank Corp. NY	31,121,636	1,808,130	(577,542)	(304,873)	7,744,355	39,791,706	5,965,773	1,207,884	—
TTM Technologies Inc.	61,378,550	14,768,920	(9,069,322)	(751,622)	21,595,410	87,921,936	6,373,464	—	—
Tupperware Brands Corp	4,767,607	10,683,132	(6,197,984)	2,745,742	90,377,872	102,376,369	3,160,740	—	—
U.S. Concrete Inc.	17,824,999	5,447,566	(3,530,669)	(2,326,841)	23,491,442	40,906,497	1,023,430	—	—
U.S. Ecology Inc.(a)	N/A	24,330,944	(7,900,087)	(2,988,167)	(22,369,886)	73,502,311	2,023,185	—	—
U.S. Physical Therapy Inc.	53,624,385	14,749,075	(9,621,048)	361,550	40,095,896	99,209,858	825,030	—	—
U.S. Silica Holdings Inc.	8,066,896	3,084,806	(1,713,832)	(4,055,642)	28,131,856	33,514,084	4,774,086	—	—
UFP Industries Inc.(k)	138,137,420	36,640,616	(24,847,092)	9,802,340	59,733,156	219,466,440	3,950,791	1,435,133	—
Ultra Clean Holdings Inc.	33,519,317	12,994,015	(7,558,165)	1,335,008	40,707,176	80,997,351	2,600,236	—	—
Unifi Inc.(a)	N/A	2,338,180	(1,556,635)	(823,011)	(9,025,612)	17,125,575	965,365	—	—
UniFirst Corp./MA	139,889,547	34,582,262	(24,314,822)	4,143,233	52,692,591	206,992,810	977,811	714,044	—
Unisys Corp.(a)	N/A	14,451,965	(3,067,208)	24,861	16,576,201	79,649,329	4,047,222	—	—
United Community Banks Inc./GA	79,977,000	18,438,852	(1,644,284)	(525,778)	54,716,858	150,962,648	5,308,110	2,657,608	—
United Fire Group Inc.	42,709,480	7,068,041	(4,855,925)	(2,580,947)	(7,429,360)	34,911,289	1,390,888	1,063,791	—
United Natural Foods Inc.	29,614,469	12,581,029	(6,237,854)	1,655,069	19,854,869	57,467,582	3,598,471	—	—
Uniti Group Inc.	70,514,790	50,585,829	(15,114,681)	1,397,008	67,900,931	175,283,877	14,943,212	5,502,648	—
Universal Corp./VA	66,345,372	13,146,707	(9,594,456)	(2,084,257)	8,695,906	76,509,272	1,573,941	3,463,849	—
Universal Electronics Inc.	32,332,250	7,468,161	(5,328,162)	(549,176)	12,387,828	46,310,901	882,785	—	—
Universal Health Realty Income Trust	77,423,189	11,547,792	(7,255,783)	(103,036)	(28,766,604)	52,845,558	822,243	1,656,100	—
Universal Insurance Holdings Inc.	33,126,715	5,525,343	(5,863,087)	(3,593,395)	(1,533,941)	27,661,635	1,830,684	1,137,659	—
Urstadt Biddle Properties Inc., Class A	25,643,924	4,475,413	(2,579,771)	(1,215,518)	1,060,980	27,385,028	1,938,077	898,754	—
Valaris PLC(b)	5,379,132	861,438	(4,502,207)	(76,336,044)	74,597,681	—	—	—	—
Vanda Pharmaceuticals Inc.	33,432,487	7,884,494	(4,143,248)	(1,310,794)	10,532,824	46,395,763	3,530,880	—	—
Varex Imaging Corp.	53,019,220	8,103,115	(4,856,409)	(2,712,567)	(11,458,677)	42,094,682	2,523,662	—	—
Vector Group Ltd.(a)	N/A	22,172,484	(8,939,498)	62,820	4,637,053	95,166,310	8,168,782	4,544,826	—
Veeco Instruments Inc.	28,475,506	8,234,235	(4,889,900)	(1,050,451)	24,526,654	55,296,044	3,185,256	—	—

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
Veritex Holdings Inc.	$40,293,783	$13,203,212	$(6,905,649)	$(2,156,345)	$37,218,224	$81,653,225	3,182,121	$1,490,903	$—
Veritiv Corp.(a)	N/A	2,376,028	(1,693,713)	(1,411,716)	(8,746,647)	16,657,509	801,227	—	—
Viad Corp.	26,508,882	6,076,612	(3,732,514)	(3,731,579)	22,555,470	47,676,871	1,318,133	—	—
Viavi Solutions Inc.	155,855,825	37,979,651	(26,263,718)	4,184,256	48,408,937	220,164,951	14,702,167	—	—
Virtus Investment Partners Inc.	34,030,684	13,050,141	(10,400,454)	372,772	62,649,677	99,702,820	459,460	968,956	—
Virtusa Corp.	51,280,119	15,497,411	(15,476,343)	1,130,558	41,117,697	93,549,442	1,829,639	—	—
Vista Outdoor Inc.	30,788,789	11,647,371	(7,509,098)	1,909,771	52,000,025	88,836,858	3,738,925	—	—
Wabash National Corp.	23,973,382	8,310,761	(6,333,198)	(1,962,047)	34,585,228	58,574,126	3,399,543	795,462	—
Waddell & Reed Financial Inc., Class A	48,419,021	13,788,343	(18,845,079)	(1,061,314)	59,919,104	102,220,075	4,013,352	3,077,841	—
Walker & Dunlop Inc.	69,829,589	22,994,375	(13,541,376)	2,614,490	89,678,445	171,575,523	1,864,546	1,920,268	—
Washington Prime Group Inc.(b)	9,211,342	1,274,708	(8,360,860)	(64,277,122)	62,151,932	—	—	—	—
Washington REIT	116,397,257	24,469,106	(14,394,634)	(2,403,774)	(9,676,770)	114,391,185	5,288,543	4,643,673	—
Watts Water Technologies Inc., Class A	141,365,585	32,961,599	(23,093,654)	4,707,863	58,413,807	214,355,200	1,761,341	1,175,704	—
WD-40 Co.	166,529,756	36,720,824	(24,901,580)	7,010,606	47,731,820	233,091,426	877,339	1,681,991	—
Westamerica Bancorp.	95,473,004	9,433,865	(6,282,839)	(150,709)	(5,616,752)	92,856,569	1,679,446	2,032,139	—
Whitestone REIT	15,549,631	3,863,305	(2,997,078)	(2,127,195)	6,209,930	20,498,593	2,571,969	795,397	—
Whiting Petroleum Corp.(b)	3,625,208	—	(1,627,630)	(123,700,394)	121,702,816	—	—	—	—
Wingstop Inc.(b)	142,025,878	26,402,288	(262,921,544)	153,622,237	(59,128,859)	—	—	459,567	—
Winnebago Industries Inc.	56,899,816	22,905,377	(15,126,456)	3,413,890	61,803,287	129,895,914	2,167,099	705,419	—
Wolverine World Wide Inc.	74,378,844	26,203,111	(15,445,484)	(358,080)	79,886,359	164,664,750	5,269,272	1,534,538	—
Xencor Inc.	89,211,222	42,770,442	(14,177,143)	261,277	42,876,328	160,942,126	3,688,795	—	—
Xenia Hotels & Resorts Inc.	70,572,139	15,955,455	(9,612,983)	(5,640,099)	39,714,368	110,988,880	7,301,900	—	—
Xperi Holding Corp.(l)(m)	96,237,853	180,621,004	(178,371,051)	(16,717,855)	57,309,057	139,079,008	6,654,498	1,287,450	—
YETI Hold-ings Inc.	—	162,441,565	(18,830,351)	6,212,290	179,395,114	329,218,618	4,808,217	—	—
Zumiez Inc.(a)	N/A	7,760,831	(3,921,343)	591,085	16,162,008	49,547,405	1,347,129	—	—

				$439,650,382	$17,909,046,304	$54,778,729,852		$476,537,148	$—

(a)	As of the beginning of the period, the entity was not considered an affiliate of the Fund.
(b)	As of period end, the entity is no longer held.
(c)	As of period end, the entity is no longer an affiliate.
(d)	Represents net amount purchased (sold).
(e)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Formerly the Era Group Inc.
(g)	Formerly the Investors Real Estate Trust.
(h)	Formerly the PH Glatfelter Co.
(i)	Formerly the Office Depot Inc.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

(j)	Formerly the INTL. FCStone Inc.
(k)	Formerly the Universal Forest Products Inc.
(l)	Formerly the Xperi Corp.
(m)	Formerly the TiVo Corp.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,433	03/19/21	$141,494	$3,166,746

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$176,807,103	$159,300	(c)	$176,385,027	0.3%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	170,862,671	1,937,091	(e)	172,353,032	0.3

					$2,096,391		$348,738,059

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $581,376 of net dividends and financing fees.
(e)	Amount includes $446,730 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20-65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	51,964	$652,668	0.4%

Banks
BankUnited Inc.	130,838	4,550,546	2.6
Banner Corp.	109,082	5,082,130	2.9
Berkshire Hills Bancorp. Inc.	117,131	2,005,283	1.1
Boston Private Financial Holdings Inc.	31,588	266,919	0.2
Brookline Bancorp. Inc.	159,805	1,924,052	1.1
Cadence Bancorp.	80,783	1,326,457	0.8
Central Pacific Financial Corp.	21,422	407,232	0.2
City Holding Co.	24,296	1,689,787	1.0
Columbia Banking System Inc.	98,252	3,527,247	2.0
Eagle Bancorp. Inc.	20,270	837,151	0.5
First Bancorp./Southern Pines NC	44,272	1,497,722	0.8
First Commonwealth Financial Corp.	19,632	214,774	0.1
First Financial Bancorp.	140,269	2,458,916	1.4
First Midwest Bancorp. Inc.	43,896	698,824	0.4
Great Western Bancorp. Inc.	126,330	2,640,297	1.5
Hanmi Financial Corp.	67,998	771,097	0.4
Heritage Financial Corp./WA	39,978	935,085	0.5
Hope Bancorp Inc.	55,871	609,553	0.3
Independent Bank Corp.	12,659	924,613	0.5
OFG Bancorp.	98,440	1,825,078	1.0
Old National Bancorp./IN	199,835	3,309,268	1.9
Renasant Corp.	42,568	1,433,690	0.8
S&T Bancorp. Inc.	89,600	2,225,664	1.3
Seacoast Banking Corp. of Florida(a)	21,336	628,345	0.4
Simmons First National Corp., Class A	25,994	561,210	0.3
United Community Banks Inc./GA	141,149	4,014,278	2.3

		46,365,218

Commercial Services & Supplies
Pitney Bowes Inc.	70,325	433,202	0.2

Communications Equipment
Extreme Networks Inc.(a)	1,583,249	10,908,586	6.2

Consumer Finance
Green Dot Corp., Class A(a)	18,987	1,059,475	0.6

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	173,003	2,643,486	1.5
Vonage Holdings Corp.(a)	981,210	12,633,079	7.1

		15,276,565

Equity Real Estate Investment Trusts (REITs)
Essential Properties Realty Trust Inc.	1,766,023	37,439,688	21.2
GEO Group Inc. (The)	190,298	1,686,040	1.0
Kite Realty Group Trust	111,961	1,674,937	0.9
NexPoint Residential Trust Inc.	67,897	2,872,722	1.6
SITE Centers Corp.	289,428	2,929,011	1.7

		46,602,398

Health Care Providers & Services
RadNet Inc.(a)	159,471	3,120,847	1.8

	Shares	Value	% of Basket Value

Insurance
Ambac Financial Group Inc.(a)	25,955	$399,188	0.2
American Equity Investment Life Holding Co.	81,756	2,261,371	1.3
Assured Guaranty Ltd.	933,514	29,396,356	16.7
Employers Holdings Inc.	92,559	2,979,474	1.7
Horace Mann Educators Corp.	83,865	3,525,685	2.0
ProAssurance Corp.	103,053	1,833,313	1.0
Stewart Information Services Corp.	49,646	2,400,881	1.4

		42,796,268

Metals & Mining
Warrior Met Coal Inc.	32,560	694,179	0.4

Multiline Retail
Macy’s Inc.	141,118	1,587,578	0.9

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	40,560	784,025	0.4
Par Pacific Holdings Inc.(a)	70,134	980,473	0.6

		1,764,498

Software
Xperi Holding Corp.	40,595	848,436	0.5

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	18,167	740,487	0.4
HomeStreet Inc.	6,362	214,718	0.1
Northwest Bancshares Inc.	237,687	3,028,132	1.7
TrustCo Bank Corp. NY	43,744	291,772	0.2

		4,275,109

Total Reference Entity — Long		176,385,027

Net Value of Reference Entity — Goldman Sachs & Co.		$176,385,027

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	131,088	$1,646,465	1.0%

Banks
Ameris Bancorp.	42,641	1,623,343	0.9
BankUnited Inc.	77,090	2,681,190	1.6
Banner Corp.	52,542	2,447,932	1.4
Berkshire Hills Bancorp. Inc.	73,673	1,261,282	0.7
Boston Private Financial Holdings Inc.	160,784	1,358,625	0.8
Brookline Bancorp. Inc.	32,272	388,555	0.2
Cadence Bancorp.	263,477	4,326,292	2.5
Central Pacific Financial Corp.	260,512	4,952,333	2.9
Community Bank System Inc.	116,936	7,286,282	4.2
First BanCorp./Puerto Rico	576,301	5,313,495	3.1
First Bancorp./Southern Pines NC	24,757	837,529	0.5
First Commonwealth Financial Corp.	222,189	2,430,748	1.4
First Financial Bancorp.	128,728	2,256,602	1.3
First Midwest Bancorp. Inc.	267,537	4,259,189	2.5

28

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

	Shares	Value	% of Basket Value
Great Western Bancorp. Inc.	27,540	$575,586	0.3
Heritage Financial Corp./WA	76,660	1,793,077	1.0
Hope Bancorp Inc.	47,335	516,425	0.3
Independent Bank Corp.	36,409	2,659,313	1.6
National Bank Holdings Corp., Class A	14,358	470,368	0.3
NBT Bancorp. Inc.	27,806	892,573	0.5
OFG Bancorp.	19,719	365,590	0.2
Old National Bancorp./IN	208,687	3,455,857	2.0
Pacific Premier Bancorp. Inc.	9,355	293,092	0.2
Renasant Corp.	21,580	726,814	0.4
Seacoast Banking Corp. of Florida(a)	80,000	2,356,000	1.4
Simmons First National Corp., Class A	248,824	5,372,110	3.1
United Community Banks Inc./GA	101,080	2,874,715	1.7
Westamerica Bancorp.	42,236	2,335,228	1.4

		66,110,145

Commercial Services & Supplies
Pitney Bowes Inc.	328,656	2,024,521	1.2

Communications Equipment
Extreme Networks Inc.(a)	460,478	3,172,693	1.8

Consumer Finance
Green Dot Corp., Class A(a)	66,504	3,710,923	2.1

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	19,463	297,395	0.2
Vonage Holdings Corp.(a)	2,435,519	31,357,307	18.2

		31,654,702

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	33,130	470,115	0.3
Easterly Government Properties Inc.	87,417	1,979,995	1.1
Essential Properties Realty Trust Inc.	40,544	859,533	0.5
GEO Group Inc. (The)	226,896	2,010,299	1.2
Kite Realty Group Trust	80,560	1,205,178	0.7
SITE Centers Corp.	94,526	956,603	0.5

		7,481,723

	Shares	Value	% of Basket Value

Health Care Providers & Services
RadNet Inc.(a)	102,146	$1,998,997	1.2

Insurance
Ambac Financial Group Inc.(a)	710,504	10,927,552	6.4
American Equity Investment Life Holding Co.	131,206	3,629,158	2.1
Employers Holdings Inc.	51,211	1,648,482	1.0
Horace Mann Educators Corp.	34,200	1,437,768	0.8
James River Group Holdings Ltd.	11,755	577,758	0.3
ProAssurance Corp.	20,695	368,164	0.2
Stewart Information Services Corp.	39,121	1,891,892	1.1

		20,480,774

Metals & Mining
Warrior Met Coal Inc.	777,033	16,566,344	9.6

Multiline Retail
Macy’s Inc.	521,458	5,866,403	3.4

Oil, Gas & Consumable Fuels
Par Pacific Holdings Inc.(a)	15,340	214,453	0.1
Renewable Energy Group Inc.(a)	85,504	6,055,393	3.5

		6,269,846

Software
Xperi Holding Corp.	78,346	1,637,431	0.9

Thrifts & Mortgage Finance
HomeStreet Inc.	8,367	282,386	0.2
Northwest Bancshares Inc.	181,977	2,318,387	1.3
TrustCo Bank Corp. NY	169,609	1,131,292	0.7

		3,732,065

Total Reference Entity — Long		172,353,032

Net Value of Reference Entity — JPMorgan Securities PLC		$172,353,032

(a) Non-income producing security

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,618,497,246	$—	$—	$55,618,497,246
Money Market Funds	3,831,659,676	—	—	3,831,659,676

	$59,450,156,922	$—	$—	$59,450,156,922

Derivative financial instruments(a)
Assets
Futures Contracts	$3,166,746	$—	$—	$3,166,746
Swaps	—	2,096,391	—	2,096,391

	$3,166,746	$2,096,391	$—	$5,263,137

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Small-Cap ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares